As filed with the Securities and Exchange            Registration No. 33-75996*
Commission on February 5, 1999                       Registration No. 811-2512

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

                       Post-Effective Amendment No. 16 To
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


     Variable Annuity Account B of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective:

      [X] 80 days after filing pursuant to paragraph (a)(1) of Rule 485

      [ ] on ___________ pursuant to paragraph (a)(1) of Rule 485

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statements:
33-88722, 2-52448; and the individual deferred compensation contracts covered by Registration Statement No. 33-76000.

                           VARIABLE ANNUITY ACCOUNT B
                              CROSS REFERENCE SHEET

FORM N-4
ITEM NO.        PART A (PROSPECTUS)                      LOCATION - PROSPECTUS
  1    Cover Page                                        Cover Page

  2    Definitions....................................   Not applicable

  3    Synopsis.......................................   Contract Overview; Fee Table

  4    Condensed Financial Information................   Condensed Financial Information; Appendix V -
                                                         Condensed Financial Information

  5    General Description of Registrant, Depositor,
       and Portfolio Companies........................   Other Topics - The Company, Variable Annuity
                                                         Account B; Appendix IV - The Funds

  6    Deductions and Expenses........................   Fees

  7    General Description of Variable Annuity
       Contracts                                         Contract Overview;

  8    Annuity Period.................................   The Income Phase

  9    Death Benefit..................................   Death Benefit

  10   Purchases and Contract Value...................   Contract Purchase and Participation; Your Account Value

  11   Redemptions....................................   Right to Cancel; Systematic Distribution Options

  12   Taxes..........................................   Taxation

  13   Legal Proceedings..............................   Other Topics - Legal Matters and Proceedings

  14   Table of Contents of the Statement of             Contents of the Statement of Additional
       Additional Information.........................   Information

FORM N-4
ITEM NO.   PART B (STATEMENT OF ADDITIONAL INFORMATION)        LOCATION - STATEMENT OF ADDITIONAL
                                                                      INFORMATION
  15   Cover Page.....................................   Cover page

  16   Table of Contents..............................   Table of Contents

  17   General Information and History................   General Information and History

  18   Services.......................................   General Information and History;
                                                         Independent Auditors

  19   Purchase of Securities Being Offered...........   Offering and Purchase of Contracts

  20   Underwriters...................................   Offering and Purchase of Contracts

  21   Calculation of Performance Data................   Performance Data; Average Annual Total
                                                         Return Quotations

  22   Annuity Payments...............................   Income Phase Payments

  23   Financial Statements...........................   Financial Statements

                           PART C (OTHER INFORMATION)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                           VARIABLE ANNUITY ACCOUNT B

                    Aetna Life Insurance and Annuity Company

                          Supplement Dated May 3, 1999
       to the Prospectus and Contract Prospectus Summary dated May 3, 1999

 Group Variable Annuity Contracts for Employer-Sponsored Deferred Compensation
  Plans Producers' Deferred Compensation Plan and Producers' Incentive Savings
                                      Plan

This supplement relates to the Producers' Deferred Compensation Plan and the Producers' Incentive Savings Plan (the "Plans") for career agents and certain brokers of Aetna Life Insurance Company and Aetna Life Insurance and Annuity Company. The Plans have met the criteria allowing for the reduction or elimination of certain charges under the contract. The Company will not deduct a maintenance fee or an early withdrawal charge under the contract. (See "Fees.")




Form No. XCS.75996-99AB                                          May 1999

                           VARIABLE ANNUITY ACCOUNT B

                    Aetna Life Insurance and Annuity Company

                          Supplement Dated May 3, 1999
       to the Prospectus and Contract Prospectus Summary dated May 3, 1999

 Group Variable Annuity Contracts for Employer-Sponsored Deferred Compensation
                                      Plans


The following is a negotiated provision regarding the early withdrawal charge applicable to the participants of the American Chamber of Commerce Executives Deferred Compensation Plan. (See "Fees.")

In addition to the applicable reasons listed in this Prospectus, an early withdrawal charge is not deducted for any Account Value which is withdrawn due to the Participant's separation from service.




Form No. XCS.75996-99CC                                          May 1999

                           VARIABLE ANNUITY ACCOUNT C
                           VARIABLE ANNUITY ACCOUNT B

                    Aetna Life Insurance and Annuity Company

                          Supplement Dated May 3, 1999
            to May 3, 1999 Prospectus or Contract Prospectus Summary

GENERAL DESCRIPTION OF GET E

Series E of the Aetna GET Fund (GET E) is an investment option that may be available during the accumulation phase of the contract. Aetna Life Insurance and Annuity Company (the Company or we) makes a guarantee, as described below, when you direct money into GET E. Aeltus Investment Management, Inc. is the investment adviser to GET E.

We will offer GET E shares only during its offering period, which is scheduled to run from June 15, 1999 through the close of business on September 14, 1999. GET E may not be available under your contract, your plan or in your state. Please read the GET E prospectus for a more complete description of GET E, including its charges and expenses.

INVESTMENT OBJECTIVE OF GET E

GET E seeks to achieve maximum total return, without compromising a targeted minimum rate of return, by participating in favorable equity market performance during its guarantee period. GET E's guarantee period runs from September 15, 1999 through September 14, 2004.

THE GET FUND GUARANTEE

The guarantee period for GET E will end on September 14, 2004, which is GET E's maturity date. The Company guarantees that the value of an accumulation unit of the GET E subaccount under the contract on the maturity date (as valued after the close of business on September 14, 2004), will not be less than its value as determined after the close of business on the last day of the offering period. If the value on the maturity date is lower than it was on the last day of the offering period, we will transfer funds from our general account to the GET E subaccount to make up the difference.

If you withdraw or transfer funds from GET E before the maturity date, we will process the transactions at the actual unit value next determined after we receive your order. The guarantee will not apply to these amounts or to amounts deducted as a maintenance fee, if applicable.

MATURITY DATE

Before the maturity date, we will send a notice to each contract holder or participant who has amounts in GET E. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET E amounts. If you do not make a choice, on the maturity date we will transfer your GET E amounts to another available series of the GET Fund that is accepting deposits. If no GET Fund Series is available, we will transfer 50% of your GET E account value to Aetna Growth and Income VP and the remaining 50% to Aetna Bond VP. We will make these transfers as of the unit value next determined after the transfer.

INCOME PHASE

GET E is not available during the Income Phase. You should not select this option if you wish to begin income payments or to make other withdrawals or transfers before the maturity date. You must transfer your GET E account value to another available investment option before you may elect an annuity option.

REINVESTMENT

Some contracts allow you to reinvest all or a portion of the proceeds after a full withdrawal. If you withdraw amounts from GET E and then elect to reinvest them, we will reinvest them in a GET Fund series that is then accepting deposits, if one is available. If one is not available, we will reallocate your GET E amounts among the other investment options in which you were invested, on a pro rata basis.

The following information supplements the fee table contained in the prospectus or contract prospectus summary:

FEES DEDUCTED FROM YOUR INVESTMENTS IN THE SEPARATE ACCOUNT

In addition to the amounts currently listed under the heading "Fee Table" in the prospectus or contract prospectus summary, we will make a daily deduction of a GET Guarantee Charge, equal on an annual basis to the percentage shown below, from the amounts allocated to the GET E investment option:

  GET E Guarantee Charge (deducted daily during the Guarantee Period) ....      0.50%

Maximum Total Separate Account Expenses ..................................      2.00%(1)

(1) The Total Separate Account Expenses that apply to your contract may be lower. Please refer to the "Fee Table" section of your prospectus or contract prospectus summary.

Aetna GET Fund Series E Annual Expenses
(As a percentage of the average net assets)

                               Investment                             Total Fund Annual Expenses
                            Advisory Fees(2)   Other Expenses(3)   (after expense reimbursement)(4)
                            ----------------   -----------------   --------------------------------
Aetna GET Fund Series E            0.60%              0.15%                      0.75%

For more information regarding expenses paid out of assets of the fund, see the GET E prospectus.

Hypothetical Examples of Account Fees (EXAMPLE)--Aetna GET Fund Series E

THIS EXAMPLE IS PURELY HYPOTHETICAL. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURN. ACTUAL EXPENSES AND/OR RETURN MAY BE MORE OR LESS THAN THOSE SHOWN BELOW.

The following Examples illustrate the expenses that would have been paid assuming a $1,000 investment in the GET E investment option under the contract (until GET E's maturity date) and a 5% return on assets.(5)

                                   Example A

If you withdraw your entire account value at the end of the periods shown, you would pay the following expenses, including any applicable Early Withdrawal Charge assessed:

 1 Year     3 Years     5 Years
 ------     -------     -------
$           $           $

                                   Example B

If you leave your entire account value invested or if you select an Income Phase option at the end of the periods shown, you would pay the following expenses (no Early Withdrawal Charge is assessed):

 1 Year     3 Years     5 Years
 ------     -------     -------
$           $           $

-----------------------

(2) The Investment Advisory Fee will be 0.25% during the Offering Period. An annual management fee of 0.60% will apply during the Guarantee Period.

(3) "Other Expenses" include an annual fund administrative fee of 0.075% of the average daily net assets of GET E and any additional direct fund expenses.

(4) The Adviser is contractually obligated through December 31, 2000 to waive all or a portion of its investment advisory fee and/or its administrative fee and/or to reimburse a portion of the Fund's other expenses in order to ensure that the Fund's Total Fund Annual Expenses do not exceed 0.75% of the Fund's average daily net assets.

(5) The examples shown above reflect an annual mortality and expense risk charge of 1.25%, an annual contract administrative expense charge of 0.25%, an annual GET E guarantee charge of 0.50%, a $20 annual maintenance fee that has been converted to a percentage of assets equal to .xxx%, and all charges and expenses of the GET E Fund. Example A reflects an early withdrawal charge of 5% of the account value at the end of years 1, 3 and 5. (The expenses that you would pay under your contract may be lower. Please refer to the "Fee Table" section of your prospectus or contract prospectus summary.)


X.GETESPON-99                                                   June 1999

                           Prospectus - May 3, 1999
--------------------------------------------------------------------------------

The Funds

Aetna Ascent VP
Aetna Balanced VP, Inc.
Aetna Income Shares d/b/a Aetna Bond VP
Aetna Crossroads VP
Aetna Growth VP
Aetna Variable Fund d/b/a Aetna Growth and Income VP
Aetna High Yield VP
Aetna Index Plus Large Cap VP
Aetna Index Plus Mid Cap VP
Aetna Index Plus Small Cap VP
Aetna International VP
Aetna Legacy VP
Aetna Variable Encore Fund d/b/a Aetna Money Market VP
Aetna Real Estate Securities VP
Aetna Small Company VP
Aetna Value Opportunity VP o
AIM V. I. Growth Capital Appreciation Fund
AIM V. I. Growth Fund
AIM V. I. Growth and Income Fund
AIM V. I. Value Fund
Calvert Social Balanced Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP Overseas Portfolio
Fidelity VIP II Contrafund Portfolio
Janus Aspen Aggressive Growth Portfolio
Janus Aspen Balanced Portfolio
Janus Aspen Flexible Income Portfolio
Janus Aspen Growth Portfolio
Janus Aspen Worldwide Growth Portfolio
Lexington Natural Resources Trust*
Oppenheimer Global Securities Fund
Oppenheimer Strategic Bond Fund
Portfolio Partners MFS Emerging Equities Portfolio
Portfolio Partners MFS Research Growth Portfolio
Portfolio Partners MFS Value Equity Portfolio
Portfolio Partners Scudder International Growth Portfolio
Portfolio Partners T. Rowe Price Growth Equity Portfolio


The Contracts. The contracts described in this prospectus are group deferred variable annuity contracts issued by Aetna Life Insurance and Annuity Company (the Company). They are intended to be used as funding vehicles for certain types of retirement plans, including those that qualify for beneficial tax treatment, and/or to provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (Tax Code). The contracts were formerly sold as both group contracts and employer-owned individual contracts.

Why Reading this Prospectus is Important. Before you participate in the contract through a retirement plan, you should read this prospectus. It provides facts about the contract and its investment options. Plan sponsors (generally your employer) should read this prospectus to help determine if the contract is appropriate for their plan. Keep this document for future reference.

Table of Contents . . . page 3

Contract Design. The contracts are designed to:

>Help you save for retirement while receiving beneficial tax treatment

>Offer a variety of investment options to help meet long-term financial goals

>Provide a benefit to a beneficiary in the event of death

>Provide future income payments over a lifetime or for a specified period

Investment Options. The contracts offer variable investment options and fixed interest options. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts and plans, or in some states.

Variable Investment Options. These options are called subaccounts. Each subaccount invests in one of the mutual funds (funds) listed on this page. Earnings on amounts invested in a subaccount will vary depending on the performance of its underlying fund. The subaccounts are within Variable Annuity Account B (the separate account), a separate account of the Company. You do not invest directly in or hold shares of the funds.

The funds in which the subaccounts invest have various risks. For information about risks of investing in the funds see "Investment Options" in this prospectus and each fund prospectus. Retain the fund prospectuses for future reference.

Fixed Interest Options. These options offer certain guaranteed interest rates.

>Guaranteed Accumulation Account

>Fixed Plus Account

>Fixed Account

Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the fixed interest options in the


-------------------------
* Transfers or deposits are not allowed into the subaccount investing in this fund, except from accounts established under the contract before May 1, 1998. As soon as all those who have current allocations to the subaccount under the contract have redirected their allocations to other investment options, we will close the subaccount to all investments.

--------------------------------------------------------------------------------

appendices to this prospectus. There is also a separate prospectus for the Guaranteed Accumulation Account.

Getting Additional Information. You may obtain the May 3, 1999, Statement of Additional Information (SAI) by indicating your request on your enrollment materials or calling the Company at 1-800-525-4225. You may also obtain an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account are posted on the Securities Exchange Commission (SEC) web site, http://www.sec.gov. The SAI table of contents is listed on page 36 of this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus is valid only when accompanied by current prospectuses of the funds and the Guaranteed Accumulation Account. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale.

                          TABLE OF CONTENTS

 Contract Overview ........................................... 4
 Who's Who
 The Contract and Your Retirement Plan
 Contract Rights
 Contract Facts
 Contract Phases: Accumulation Phase, Income Phase
 Questions: Contacting the Company
 Sending Requests in Good Order

Fee Table ...................................................  6
Condensed Financial Information ............................. 10
Investment Options .......................................... 10
Contract Purchase and Participation ......................... 12
Contract Ownership and Rights ............................... 13
Right to Cancel ............................................. 14
Fees ........................................................ 15
Your Account Value .......................................... 19
Withdrawals ................................................. 21
Systematic Distribution Options ............................. 22
Death Benefit ............................................... 23
The Income Phase ............................................ 24
Taxation .................................................... 27
Other Topics ................................................ 31

The Company -- Variable Annuity Account B -- Performance
Reporting -- Voting Rights -- Contract Distribution --
Contract Modification -- Legal Matters and Proceedings --
Payment Delay or Suspension -- Transfer of Ownership;
Assignment -- Year 2000 Readiness

Contents of the Statement of Additional Information ......... 36
Appendix I -- The Guaranteed Accumulation Account ........... 37
Appendix II -- The Fixed Account ............................ 39
Appendix III -- The Fixed Plus Account ...................... 40
Appendix IV -- Fund Descriptions ............................ 42
Appendix V -- Condensed Financial Information ............... 45

Questions. Contact your local representative or write or call our Home Office:

Aetna Retirement Services
Annuity Services
151 Farmington Avenue
Hartford, CT 06156-1277
1-800-525-4225

Sending forms and written requests in good order.

If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact your local representative or the Company to learn what information is required in order for the request to be in "good order." We can only act upon written requests that are received in good order.


Contract Overview
--------------------------------------------------------------------------------
The following is a summary. Please read each section of this prospectus for additional information.


--------------------------------------------------------------------------------
                                   Who's Who
--------------------------------------------------------------------------------

You (the participant): The individual participating in a retirement plan, where the plan uses the contract as a funding option.

Plan Sponsor: The sponsor of your retirement plan. Generally, your employer.

Contract Holder: The person or entity to whom we issue the contract. Generally, the plan sponsor.

We (the Company): Aetna Life Insurance and Annuity Company. We issue the contract.


--------------------------------------------------------------------------------
                     The Contract and Your Retirement Plan
--------------------------------------------------------------------------------

Retirement plan (plan): A plan sponsor has established a retirement plan for you. This contract is offered as a funding option for that plan. We are not a party to the plan, so the terms and the conditions of the contract and the plan may differ.

Plan Type. We refer to plans in this prospectus as 457 plans or non-457 plans. For a description of each see "Taxation--Your Retirement Plan."


--------------------------------------------------------------------------------
                                Contract Rights
--------------------------------------------------------------------------------

The contract holder holds all rights under the contract, but may permit you to exercise those rights through the plan.

For example: The contract may permit the contact holder to select investment options for your account dollars. The plan may permit you to exercise that right. For greater detail see "Contract Rights and Ownership."


--------------------------------------------------------------------------------
                                 Contract Facts
--------------------------------------------------------------------------------

Free look/Right to Cancel: Contract holders may cancel the contract no later than 10 days after they receive the contract. See "Right To Cancel."

Death Benefit: A beneficiary may receive a benefit in the event of your death prior to the income phase. Death benefits during the income phase depend on the payment option selected. See "Death Benefit" and "Income Phase."

Withdrawals: During the accumulation phase, the contract holder may, on your behalf and subject to the limits in the contract, withdraw all or a part of your account value. Certain fees and taxes may apply. See "Withdrawals" and "Taxation."

Systematic Distribution Options: The contract holder may elect on your behalf for you to receive regular payments from your account, while retaining the account in the accumulation phase. See "Systematic Distribution Options."

Fees: Certain fees are deducted from your account value. See "Fee Table" and "Fees."

Taxation: The Tax Code has certain rules that apply to amounts accumulated and distributed under the contract. Tax penalties may apply if rules are not followed. See "Taxation."

--------------------------------------------------------------------------------
                              Contract Phases
--------------------------------------------------------------------------------

I. The Accumulation Phase (accumulating retirement benefits)

STEP 1: You or the contract holder provide Aetna Life Insurance and Annuity Company with your completed enrollment materials. The contract holder directs us to set up an account for you.

STEP 2: The contract holder, or you if permitted by your plan, direct us to invest your account dollars in any of the:

(a) Fixed Interest Options

(b) Variable Investment Options. (The variable investment options are the subaccounts of Variable Annuity Account B. Each one invests in a specific mutual fund.)

STEP 2(b), continued: The subaccount(s) selected purchases shares of its corresponding fund.



                                  Payments to
                                  Your Account

                                     Step 1

                    Aetna Life Insurance and Annuity Company

                 a)                   Step 2                b)

               Fixed               Variable Annuity
              Interest               Account B
              Options
                            Variable Investment Options


                                  The Subaccounts

                               A         B         Etc.

                                     Step 2 b)

                            Mutual    Mutual
                            Fund A    Fund B




II. The Income Phase The contract offers several payment options (see "Income Phase.") In general, you may:

>Receive payments over a lifetime or for a specified period

>Receive payments monthly, quarterly, semi-annually or annually

>Select an option that provides a death benefit to beneficiaries

>Select fixed payments or payments that vary based on the performance of the variable investment options you select.

In This Section:

>Maximum Transaction Fees

>Maximum Fees deducted from investments in the Subaccounts

>Fund Fees

>Examples of Fee Deductions

Also see the "Fees" section for:

>Early Withdrawal Charge Schedules

>How, When and Why Fees are Deducted

>Reduction, Waiver and/or Elimination of Certain Fees

>Premium and Other Taxes

See "Income Phase" for:

>Fees during the income phase

Fee Table
--------------------------------------------------------------------------------

The tables and examples in this section show the fees your account may incur while accumulating dollars under the contract (the Accumulation Phase). See "Income Phase" for fees that may apply after you begin receiving payments under the contract. The fees shown below do not include premium taxes that may be applicable.


Maximum Fees


Transaction Fees

Early Withdrawal Charge. This is a deferred sales charge. It is a percentage of the amount withdrawn. The percentage will be determined by the applicable early withdrawal charge schedule that applies to your account. In certain cases this charge may not apply to all or a portion of your withdrawal.


Terms Used in the Schedules.
Purchase Payment Period: A specified period of time during which payments of an agreed upon number and amount are due to your account.

Account Year: A 12-month period measured from the date we establish your account, or measured from any anniversary of that date.


Early Withdrawal Charge Schedules:


       Installment Purchase Payment Accounts                  Single Purchase Payment Accounts
---------------------------------------------------  ------------------------------------------------
Purchase Payment                Early Withdrawal     Account Years                  Early Withdrawal
 Periods Completed                 Charge               Completed                      Charge
Fewer than 5                    5%                   Fewer than 5                   5%
5 or more but fewer than 7      4%                   5 or more but fewer than 6     4%
7 or more but fewer than 9      3%                   6 or more but fewer than 7     3%
9 or more but fewer than 10     2%                   7 or more but fewer than 8     2%
More than 10                    0%                   8 or more but fewer than 9     1%
                                                     9 or more                      0%

Annual Maintenance Fee
Installment Purchase Payment Accounts.................................$20.00(1)

Single Purchase Payment Accounts.......................................$0.00


Fees Deducted From the Subaccounts
Maximum Amount
(Daily deductions equal to the given percentage on an annual basis)

Mortality and Expense Risk Charge......................................1.25%(1)

Administrative Expense Charge..........................................0.25%(2)

Total Separate Account Expenses........................................1.50%


(1) These charges may be reduced for certain plans.

(2) We only impose this charge under some contracts. See "Fees."

Fees Deducted by the Funds

Using this Information. The following table shows the investment advisory fees and other expenses charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. To learn about additional factors, refer to the fund prospectus.

How Fees are Deducted. Fund fees are not deducted from account values. Instead, fees are deducted from the value of fund shares on a daily basis, which in turn will affect the value of each subaccount on a daily basis. Except as noted below, the following figures are a percentage of the average net assets of each fund, and are based on figures for the year ended December 31, 1998.


                              Fund Expense Table



                                                                  Investment
                                                               Advisory Fees(1)      Other Expenses
                                                                (before expense     (before expense       Total Fund
                                                                reimbursement)       reimbursement)     Annual Expenses
                                                              ------------------   -----------------   ----------------
Aetna Ascent VP
Aetna Balanced VP, Inc.
Aetna Bond VP
Aetna Crossroads VP
Aetna Growth VP
Aetna Growth and Income VP
Aetna High Yield VP
Aetna Index Plus Large Cap VP
Aetna Index Plus Mid Cap VP
Aetna Index Plus Small Cap VP
Aetna International VP
Aetna Legacy VP
Aetna Money Market VP
Aetna Real Estate Securities VP
Aetna Small Company VP
Aetna Value Opportunity VP
AIM V. I. Capital Appreciation Fund
AIM V. I. Growth Fund
AIM V. I. Growth and Income Fund
AIM V. I. Value Fund
Calvert Social Balanced Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP Overseas Portfolio
Fidelity VIP II Contrafund Portfolio
Janus Aspen Aggressive Growth Portfolio
Janus Aspen Balanced Portfolio
Janus Aspen Flexible Income Portfolio
Janus Aspen Growth Portfolio
Janus Aspen Worldwide Growth Portfolio
Lexington Natural Resources Trust
Oppenheimer Global Securities Fund
Oppenheimer Strategic Bond Fund
Portfolio Partners MFS Emerging Equities Portfolio (2)
Portfolio Partners MFS Research Growth Portfolio (2)
Portfolio Partners MFS Value Equity Portfolio
Portfolio Partners Scudder International Growth Portfolio
Portfolio Partners T. Rowe Price Growth Equity Portfolio

Footnotes to the "Fees Deducted by the Funds" Table

(1) Certain of the Fund advisers reimburse the Company for administrative costs in connection with administering the funds as variable investment options under the contracts. These reimbursements are paid out of the investment advisory fees and are not charged to investors.

(2) The advisory fee is 0.70% of the first $500 million of average daily net assets and 0.65% of assets over $500 million.

Hypothetical Examples

Account Fees Incurred Over Time. The following hypothetical examples show the fees paid over time if $1000 is invested in a subaccount, assuming a 5% annual return on the investment. For the purpose of these examples, we deducted the maximum mortality and expense risk charge of 1.25% annually, an administrative expense charge of 0.25% annually and the maximum maintenance fee of $20 (converted to a percentage of assets equal to x.xxx%.)

> These examples are purely hypothetical

> They should not be considered a
  representation of past or future fees or expected returns

> Actual fees and/or returns may be more or less than those shown in these examples



                                                                  EXAMPLE A                                 EXAMPLE B
                                                   ---------------------------------------    --------------------------------------
                                                   If you withdraw your entire account        If you leave your entire account
                                                   value at the end of the periods shown,     value invested or if you select an
                                                   you would pay the following fees,          income phase payment option at the
                                                   including any applicable Early             end of the periods shown, you would
                                                   Withdrawal Charge assessed:*               pay the following fees (no Early
                                                                                              Withdrawal Charge is reflected):**
                                                   1 Year   3 Years   5 Years   10 Years      1 Year   3 Years   5 Years   10 Years
                                                   -------- --------- --------- ----------    -------- --------- --------- ---------
Aetna Ascent VP
Aetna Balanced VP, Inc.
Aetna Bond VP
Aetna Crossroads VP
Aetna Growth VP
Aetna Growth and Income VP
Aetna High Yield VP
Aetna Index Plus Large Cap VP
Aetna Index Plus Mid Cap VP
Aetna Index Plus Small Cap VP
Aetna International VP
Aetna Legacy VP
Aetna Money Market VP
Aetna Real Estate Securities VP
Aetna Small Company VP
Aetna Value Opportunity VP
AIM V. I. Capital Appreciation Fund
AIM V. I. Growth Fund
AIM V. I. Growth and Income Fund
AIM V. I. Value Fund
Calvert Social Balanced Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP Overseas Portfolio
Fidelity VIP II Contrafund Portfolio
Janus Aspen Aggressive Growth Portfolio
Janus Aspen Balanced Portfolio
Janus Aspen Flexible Income Portfolio
Janus Aspen Growth Portfolio
Janus Aspen Worldwide Growth Portfolio
Lexington Natural Resources Trust
Oppenheimer Global Securities Fund
Oppenheimer Strategic Bond Fund
Portfolio Partners MFS Emerging Equities Portfolio
Portfolio Partners MFS Research Growth Portfolio
Portfolio Partners MFS Value Equity Portfolio
Portfolio Partners Scudder International Growth
  Portfolio
Portfolio Partners T. Rowe Price Growth Equity
  Portfolio

-----------------
 * This example reflects deduction of an early withdrawal charge calculated using the schedule applicable to Installment Purchase Payment Accounts.
** This example does not apply if during the income phase, a nonlifetime payment option with variable payments is selected and a lump-sum withdrawal is requested within 3 years after payments start. In this case, the lump sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge as shown in Example A.

Condensed Financial Information
--------------------------------------------------------------------------------
Understanding Condensed Financial Information. In Appendix V, we provide condensed financial information about the Variable Annuity Account B (the separate account) subaccounts available under the contracts. The tables show the value of the subaccounts over the past 10 years. For subaccounts that were not available 10 years ago, we give a history from the date of first availability.


Investment Options
--------------------------------------------------------------------------------
The contract offers variable investment options and fixed interest options.
When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (the separate account), a separate account of the Company. Earnings on amounts invested in a subaccount will vary depending on the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

>Fund Descriptions. We provide brief descriptions of the funds in Appendix IV.
 Please refer to the fund prospectuses for additional information.

Fixed Interest Options. For descriptions of the fixed interest options, see Appendices I, II and III and the Guaranteed Accumulation Account prospectus.

Selecting Investment Options
o Choose options appropriate for you. Your Aetna representative can help you evaluate which funds or fixed interest options may be appropriate for your financial goals.
o Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.
o Be informed. Read this prospectus, the fund prospectus, fixed interest option appendices and the Guaranteed Accumulation Account prospectus.

Limits on Option Availability. Some funds and fixed interest options may not be available through certain contracts and plans or in some states. We may add, withdraw or substitute funds, subject to the conditions in the contract and regulatory requirements.

Limits on Number of Options Selected. No more than 18 investment options may be selected for your account at any one time. Each subaccount, the Fixed Account, the Fixed Plus Account and each classification of the Guaranteed Accumulation Account selected counts as one option.

Limits Imposed by the Underlying Fund. Orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any allocation of payments to a subaccount if the subaccount's investment in the corresponding fund is not accepted by the fund for any reason.


Additional Risks of Investing in the Funds. (Mixed and Shared Funding)

"Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

"Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, is bought for variable life insurance contracts issued by us or other insurance companies.

>Shared--bought by more than one company

>Mixed--bought for annuities and life insurance

It is possible that a conflict of interest may arise due to mixed and/or shared funding, that could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund's board of directors or trustees will monitor events to identify any conflicts which might arise and to determine what action, if any, should be taken to address such conflicts.


Transfers
--------------------------------------------------------------------------------
Transfers Among Investment Options. During the accumulation phase, the contract holder, or you if permitted by the plan, may transfer amounts of $500 or more among investment options. Subject to the contract holder's approval, you may make a request in writing, by telephone or, where applicable, electronically. Transfers must be made in accordance with the terms of the contract and your plan. Transfers from fixed interest options are restricted as outlined in Appendices I, II and III. You may not make transfers once you enter the income phase.

Value of Transferred Dollars. The value of amounts transferred in or out of the funds will be based on the subaccount unit values next determined after we receive your request in good order at our Home Office.

Telephone Transfers: Security Measures. To prevent fraudulent use of telephone transactions, we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone transactions. We are not liable for losses resulting from following telephone instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

Limits on Frequent Transfers. The contracts are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt management of a fund and raise its expenses. This in turn can have an adverse effect on fund performance. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the contracts.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract holders or participants. Such restrictions could include: (1) not accepting transfer instructions from an agent acting on behalf of more than one contract holder or participant; and (2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract holder or participant at a time.

We further reserve the right to impose, without prior notice, restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract holders or participants.


The Dollar Cost Averaging Program. If available under your plan, you may participate in our dollar cost averaging program. There is no additional charge for this service. Dollar cost averaging is a system for investing that buys fixed dollar amounts of an investment at regular intervals, regardless of price. Our program transfers, at regular intervals, a fixed dollar amount to one or more subaccounts that you select. Dollar cost averaging is not permitted into the Lexington Natural Resources Trust subaccount. Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information about this program, contact your local representative or call the Company at the number listed in "Contract Overview--Questions."


Contract Purchase and Participation
--------------------------------------------------------------------------------
Contracts Available for Purchase. The contracts are designed for deferred compensation plans sponsored by an employer for its employees and/or independent contractors. The plans may be sponsored by:

(1) Non-governmental tax-exempt organizations for deferrals that are subject to Code Section 457 (457 Plans);
(2) Tax-exempt organizations for deferrals not subject to Code Section 457; and

(3) Taxable organizations.

The types of plans described in (2) and (3) above are referred to as non-457 plans.


Purchasing the Contract.

1. The contract holder submits the required forms and application to the Company
2. We approve the forms and issue a contract to the contract holder

Participating in the Contract

1. You complete an enrollment form and submit it to us
2. If your enrollment is accepted, we establish an account for you under the contract

Acceptance or Rejection of Applications or Enrollment Forms. We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying payments for five days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold payments for longer periods with the permission of the contract holder. If we agree to do this, we will deposit the payments in the Aetna Money Market VP subaccount until the forms are completed (or for a maximum of 105 days). If we reject the application or enrollment, we will return the forms and any payments.

Methods of Payment. The following payment methods are available:

>Continuous payments over time--into an installment purchase payment account

Payments to an installment purchase payment account must be at least $100 per month ($1,200 annually). No payment may be less than $25.

>Lump sum transfer from a previous plan--into a single purchase payment account, in accordance with our procedures in effect at the time of purchase.

If you participate in a 457 plan, the Tax Code places limits on how much of your compensation may be deferred annually. See "Taxation" for further information.

Allocation of Payments. The contract holder or you, if the contract holder permits, directs us to allocate initial contributions to the investment options available under the Plan. Generally you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future payments or transfer of existing balances among investment options may be requested in writing and, where available, by telephone or electronically.

Allocations must be in whole percentages and there may be limitations on the number of investment options that can be selected at any one time. (See "Investment Options" and "Transfers.")


Contract Ownership and Rights
--------------------------------------------------------------------------------
Who owns the Contract? The contract holder. This is the person or entity to whom we issue the contract.

Who Owns Money Accumulated under the Contract? All dollars accumulated under the contracts, including contributions attributable to deferred compensation, are part of your employer's general assets and subject to the claims of its general creditors. The plan exclusively governs what benefits are available to you and those benefits are provided from your employer's general assets.

What Rights Do I Have Under The Contract? The contract holder, usually your employer, holds all rights under the contract. The contract holder's plan, which you participate in, may permit you to exercise some of those rights.

Right to Cancel
--------------------------------------------------------------------------------
The contract holder may cancel the contract within ten days after receiving it (or as otherwise allowed by state law) by returning it to the Company along with a written notice of cancellation.

Refunds to Contract Holders. We will produce a refund to the contract holder not later than seven days after we receive the contract and the written notice of cancellation at our Home Office. The refund will equal the dollars contributed to the contract plus any earnings or less any losses attributable to those contributions allocated to the variable investment options, unless otherwise required by law.

Transfer Credits. The Company may provide a transfer credit on transferred assets, subject to certain conditions and state approvals. Transferred assets are the value of contributions made on your behalf under the plan or a prior plan before such amounts are applied to the contract. The transfer credit equals a percentage of the transferred assets remaining in the contract after a specified period of time. Once a transfer credit is applied to the contract, all provisions of the contract apply. This benefit is provided on a nondiscriminatory basis. If a transfer credit is due under the contract, you will be provided with additional information specific to the contract.

Types of Fees
There are three types of fees your account may incur:

>Transaction Fees
 o Early Withdrawal Charge
 o Annual Maintenance Fee

>Fees Deducted from the Subaccounts
 o Mortality and Expense Risk Charge
 o Administrative Expense Charge

>Fees Deducted by the Funds
 o Investment Advisory Fees
 o Other Expenses


Terms to Understand
in Schedules

>Account Year -- a 12-month period measured from the date we establish your account, or measured from any anniversary of that date.

>Payment Period (for installment payments)-- the period of time for completion of the agreed upon number and amount of payments to the account. For example, if a payment period consists of 12 payments per year and only 11 payments are made, the payment period is not completed until the twelfth payment is made.

Fees
--------------------------------------------------------------------------------
The following repeats and adds to information provided in the "Fee Table" section. Please review both this section and the Fee Table for information on fees.


I. Transaction Fees

Early Withdrawal Charge
Withdrawals of all or a portion of your account value may be subject to a charge.

Amount: The charge is a percentage of the amount withdrawn. The percentage is determined by the early withdrawal charge schedule that applies to your account. It will never be more than 8.5% of your total payments to your account.

Purpose: This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. Our remaining sales and administrative expenses will be covered by our general assets which are attributable in part to the mortality and expense risk charge described in this section.

Early Withdrawal Charge Schedules:


       Installment Purchase Payment Accounts                  Single Purchase Payment Accounts
---------------------------------------------------   ------------------------------------------------
Purchase Payment                 Early Withdrawal     Account Years                  Early Withdrawal
Periods Completed                Charge               Completed                      Charge
------------------------------   ------------------   ----------------------------   -----------------
 Fewer than 5                    5%                   Fewer than 5                   5%
 5 or more but fewer than 7      4%                   5 or more but fewer than 6     4%
 7 or more but fewer than 9      3%                   6 or more but fewer than 7     3%
 9 or more but fewer than 10     2%                   7 or more but fewer than 8     2%
 More than 10                    0%                   8 or more but fewer than 9     1%
                                                      9 or more                      0%

Waiver. The early withdrawal charge is waived for portions of a withdrawal that are:

>Used to provide payments to you during the income phase

>Paid because of your death before income phase payments begin

>Paid where your account value is $3500 or less and no part of the account has been taken as a withdrawal or used to provide income phase payments within the prior 12 months (If the contract holder makes a full withdrawal from more than one of the accounts on your behalf, the value of those accounts will be added together to be eligible for the $3,500 exemption. This option is not available for contracts where we do not maintain participant accounts or for withdrawals of all accounts under one contract)

>Taken because of the election of a systematic distribution option (See
 "Systematic Distribution Options")

>Taken when you are 591/2 or older, have an installment purchase payment account and have completed at least nine purchase payment periods

>For 457 plans only, due to a hardship from an unforeseeable emergency, as defined in the Tax Code or

>For contracts issued in connection with retirement programs for select management and highly compensated healthcare employees in plans formerly carried under certain hospital association endorsements, withdrawn due to your separation from service with your current employer

Reduction, Waiver or Elimination: In addition to the specific waiver described above, we may reduce, waive or eliminate the early withdrawal charge for a particular plan. Any such reduction will reflect the differences we expect in distribution costs or services meant to be defrayed by this charge. Factors we consider for a reduction include, but are not limited to, the following:

>The number of participants under the plan

>The expected level of assets or cash flow under the plan

>Our agent's involvement in sales activities

>Our sales-related expenses

>Distribution provisions under the plan

>The plan's purchase of one or more other variable annuity contracts from us and the features of those contracts

>The level of employer involvement in determining eligibility for distributions under the contract

>Our assessment of financial risk to the Company relating to withdrawals

We will not reduce the early withdrawal charge in a manner that is unfairly discriminatory against any person.

We may also apply different early withdrawal charge provisions in contracts issued to certain employer group or associations which have negotiated the contract terms on behalf of their employees. We will offer any resulting early withdrawal charge uniformly to all employees in the group.


Maintenance Fee
Maximum Amount: $20.00 (This fee only applies to installment purchase payment accounts.)

When/How: For those plans that have a maintenance fee, each year during the accumulation phase we deduct this fee from your account value. We deduct it on your account anniversary and, in some cases, at the time of full withdrawal. It is deducted on a pro rata basis from your account value invested in the subaccounts and the fixed interest options.

Purpose: This fee reimburses us for our administrative expenses relating to the establishment and maintenance of your account.

Reduction, Waiver or Elimination: When the plan meets certain criteria, we may reduce, waive or eliminate the maintenance fee. Factors we consider reflect differences in our level of administrative costs and services, such as:

>The size, type and nature of the group for which a contract is issued

>The anticipated level of administrative expenses such as billing for payments, producing periodic reports, providing for the direct payment of account charges rather than having them deducted from account values, and any other factors pertaining to the level and expense of administrative services we will provide

>The number of eligible participants and the program's participation rate

We will not unfairly discriminate against any person if we reduce or eliminate the maintenance fee. We will make any reduction or elimination of this fee according to our own rules in effect at the time an application for a contract is approved. We reserve the right to change these rules from time to time.

II. Fees Deducted from Investments in the Subaccounts

Mortality and Expense Risk Charge

Maximum Amount: 1.25% annually of your account value invested in the subaccounts.

When/How: This fee is deducted daily from the subaccounts. We do not deduct this from any fixed interest option.

Purpose: The fee compensates us for the mortality and expense risks we assume under the contracts.

>The mortality risks are those risks associated with our promise to make lifetime payments based on annuity rates specified in the contracts and our funding of the death benefit and other payments we make to owners or beneficiaries of the accounts

>The expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge. If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this fee.

Reduction: We may reduce the mortality and expense risk charge from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder in writing. Some contracts have a reduced mortality and expense risk charge only during the accumulation phase of the account which then increases during the income phase. Any reduction will reflect differences in expenses for administration based on such factors as:

>The plan design. For example, the plan may favor stability of invested assets and limit the conditions for withdrawals and available investment options, which in turn lowers administrative expenses.

>The size of the prospective group, projected annual number of eligible participants and the program's participation rate, or the number of participants estimated to choose the contract.

>The frequency, consistency and method of submitting payments.

>The method and extent of onsite services we provide and the contract holder's involvement in services such as enrollment and ongoing participant services.

>The contract holder's support and involvement in the communication, enrollment, participant education and other administrative services.

>The projected frequency of distributions.

>The type and level of other factors that affect the overall administrative expense.

We will determine any reduction of mortality and expense risk on a basis that is not unfairly discriminatory according to our rules in effect at the time a contract application is approved. We reserve the right to change these rules from time to time.

Administrative Expense Charge

Maximum Amount: 0.25% annually of your account value invested in the subaccounts.

When/How: For all participants who became covered under a contract on or before November 5, 1984, we reserve the right to charge an administrative expense fee of up to 0.25% annually. This fee may be assessed during the accumulation phase and/or the income phase. If we are imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply to you during the entire income phase.

>We do not currently impose this charge under any contracts issued in connection with retirement programs for select management and highly compensated healthcare employees in plans formerly carried under certain hospital association endorsements.

>For contracts not in the above category, beginning on April 4, 1997 we began to deduct this charge during the accumulation phase only for contracts effective before October 31, 1996 where the number of participants was less than 30 as of November 30, 1996 and the contract holder had chosen not to elect one of the Company's electronic standards for cash collection and application of participant contribution data. However, we do not impose the administrative expense charge for participants under those contracts who enrolled in a group contract or became covered under an individual contract before November 5, 1984.

>We do not currently deduct an administrative expense charge during the accumulation phase for any contracts other than those described above.

>We do not currently deduct an administrative expense charge during the income phase for any contracts.

Purpose: This fee helps defray our administrative expenses that cannot be covered by the mortality and expense risk charge described above. The fee is not intended to exceed the average expected cost of administering the contracts. We do not expect to make a profit from this fee.

III. Fund Expenses
Maximum Amount: Each fund determines its own advisory fees and expenses. For a list of fund fees see "Fee Table." The fees are described in more detail in each fund prospectus.

When/How: Fund fees are not deducted from your account. Fund advisory fees and expenses are reflected in the daily value of the fund shares, which will in turn affect the daily value of each subaccount.

Purpose: These amounts help to pay the funds' investment advisor and operating expenses.

IV. Premium and Other Taxes
Maximum Amount: Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending on the jurisdiction.

When/How: We reserve the right to deduct premium taxes from your account value or from payments to your account at any time, but not before there is a tax liability under state law. Our current practice is to deduct premium taxes at the time of a full withdrawal or the commencement of income phase payments. We will not deduct any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account. (See "Taxation.")


Your Account Value
--------------------------------------------------------------------------------
During the accumulation phase, your account value at any given time equals:
>Account dollars directed to the fixed interest options, including interest earnings to date

>Less any deductions from the fixed interest options (e.g. withdrawals, fees)

>Plus the current dollar value of amounts invested in the subaccounts.

Subaccount Accumulation Units. When a fund is selected as an investment option, your account dollars invest in "accumulation units" of the Variable Annuity Account B subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an "Accumulation Unit Value," as described below, for each unit.

Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The value of accumulation units vary daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, and the administrative charge (if any). We discuss these deductions in more detail in "Fee Table" and "Fees."

Valuation. We determine the AUV every business day after the close of the New York Stock Exchange. At that time, we calculate the current AUV by multiplying the AUV last calculated by the "net investment factor" of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations, equals the sum of 1.0000 plus the net investment rate.


Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

>The net assets of the fund held by the subaccount as of the current valuation, minus;

>The net assets of the fund held by the subaccount at the preceding valuation, plus or minus;

>Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed);

>Divided by the total value of the subaccount units at the preceding valuation;

>Less a daily deduction for the mortality and expense risk charge and the administrative expense charge (if any). See "Fees."

The net investment rate may be either positive or negative.

Hypothetical Illustration. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the New York Stock Exchange, the applicable AUV's are $10 for Subaccount A, and $25 for Subaccount B. The investor's account is credited with 300 accumulation units of subaccount A and 80 accumulation units of subaccount B.


                              $5,000 contribution


                                     Step 1

                    Aetna Life Insurance and Annuity Company



                                     Step 2


                           Variable Annuity account B


                Subaccount A          Subaccount B           Etc.
                300                   80
                accumulation          accumulation
                units                 units



                                     Step 3


                             Fund A      Fund B


Step 1: An Investor
contributes $5000


Step 2:

A. He directs us to invest $3,000 in Fund A. His dollars purchase 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV).

B. He directs us to invest $2,000 in Fund B. His dollars purchase 80 accumulation units of Subaccount B ($2,000 divided by the current $25 AUV).


Step 3: The separate account then purchases shares of the applicable funds at the current market value (NAV).

The fund's subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Payments to Your Account. If all or a portion of initial payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms. Subsequent payments or transfers directed to the subaccounts that we receive by the close of business of the New York Stock Exchange (Exchange) will purchase subaccount accumulation units at the AUV computed after the close of the Exchange on that day. The value of subaccounts may vary day to day.

Taxes, Fees and Deductions

Amounts withdrawn may be subject to one or more of the following:

>Early Withdrawal Charge (see "Fees--Early Withdrawal Charge")

>Maintenance Fee (see "Fees--Maintenance Fee")

>Market Value Adjustment (see Appendix I)

>Tax Penalty (see "Taxation")

>Tax Withholding (see "Taxation")

To determine which may apply, refer to the appropriate sections of this prospectus, contact your Aetna representative or call the Company at the number listed in "Contract Overview--Questions."

Withdrawals
--------------------------------------------------------------------------------
Making a Withdrawal. Subject to limitations on withdrawals from the Fixed Plus Account, the contract holder may withdraw all or a portion of your account value (on your behalf) at any time during the accumulation phase.


Steps for Making A Withdrawal. The contract holder, or you if permitted by the plan must:

>Select the Withdrawal Amount

1) Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Accumulation Account (plus or minus any applicable market value adjustment) and to the Fixed Account, minus any applicable early withdrawal charge, plus the amount available for withdrawal from the Fixed Plus Account.

2) Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge for amounts withdrawn from the subaccounts, the Guaranteed Accumulation Account or the Fixed Account, and any positive or negative market value adjustment for amounts withdrawn from the Guaranteed Accumulation Account. The amount available from the Fixed Plus Account may be limited.

   For a description of limitations on withdrawals from the Fixed Plus Account, see Appendix III.

>Select Investment Options. If this is not specified, we will withdraw dollars proportionally from each investment option in which you have an account value.


>Properly complete a disbursement form and submit it to our Home Office.

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the New York Stock Exchange. We pay withdrawal amounts based on your account value either: (1) As of the next valuation after we receive a request for withdrawal in good order at our Home Office, or (2) On such later date as specified on the disbursement form.

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, the payment will be sent not later than seven calendar days following our receipt of the disbursement form in good order.

Features of a Systematic Distribution Option (SDO)

An SDO allows the contract holder to elect for you to receive regular payments from your account, without moving into the income phase. By maintaining your account in the accumulation phase, certain rights and flexibility are retained and any accumulation phase fees may apply.

Systematic Distribution Options
--------------------------------------------------------------------------------
Availability of Systematic Distribution Options (SDOs). To exercise one of these options the account value must meet any minimum dollar amount and age criteria applicable to that option. To determine what SDO's are available, check with the contract holder or the Company.

The SDOs currently available under the contract include the following:

>SWO--Systematic Withdrawal Option. SWO is a series of automatic partial withdrawals from your account based on the payment method selected. It is designed for those who want a periodic income while retaining investment flexibility for amounts accumulated under the contract.

>ECO--Estate Conservation Option. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year.

 Under ECO, we calculate the minimum distribution amount required by law at age 70-1/2, and pay you that amount once a year. ECO is available under 457 plans only.

>Other Systematic Distribution Options. We may add additional SDOs from time to time. You may obtain additional information relating to any of the SDOs from your local representative or from our Home Office.

Availability of Systematic Distribution Options The Company may discontinue the availability of one or all of the SDOs at any time, and/or change the terms of future elections.

Terminating a Systematic Distribution Option Once an SDO is elected, the contract holder may revoke it at any time by submitting a written request to our Home Office. Any revocation will apply only to the amount not yet paid. Once an option is revoked for an account, it may not be elected again, nor may any other SDO be elected.

Charges and Taxation When the contract holder elects an SDO for your account, your account value remains in the accumulation phase and subject to the charges and deductions described in the "Fees" section. Taking a withdrawal through an SDO may have tax consequences. If you are concerned about tax implications consult a tax advisor before one of these options is elected.

During the Income Phase
This section provides information about the accumulation phase. For death benefit information applicable to the income phase (see "Income Phase").

Death Benefit
--------------------------------------------------------------------------------
The contract provides a death benefit in the event of your death, which is payable to the contract holder (usually your employer). The contract holder may direct that we make any payments to the beneficiary you name under the plan (plan beneficiary).


During the Accumulation Phase
Payment Process

1. Following your death, the contract holder (on behalf of your plan beneficiary) must provide the Company with proof of death acceptable to us and a payment request in good order
2. The payment request should include selection of a benefit payment option.
3. Within seven days after we receive proof of death acceptable to us and payment request in good order at our Home Office, we will mail payment, unless otherwise requested.

Until a payment option is selected, account dollars will remain invested as at the time of your death, and no distribution will be made.

If you die during the accumulation phase of your account, the following payment options are available to your plan beneficiary, if allowed by your contract holder and the Tax Code:

>Lump-sum payment

>Payment in accordance with any of the available income phase payment options
 (see "Income Phase--Payment Options")

>If the plan beneficiary is your spouse, payment in accordance with the SDOs
 (See "Systematic Distribution Options")

The following options are also available; however, the Tax Code limits how long the death benefit proceeds may be left in these options:

>Leaving your account value invested in the contract; or

>Under some contracts, leaving your account value on deposit in the Company's general account, and receiving monthly, quarterly, semi-annual or annual interest payments at the interest rate then being credited on such deposits. The beneficiary may withdraw the balance on deposit at any time or request to receive payment in accordance with any of the available income phase payment options (See "Income Phase--Payment Options.")

The Value of the Death Benefit. The death benefit will be based on your account value as calculated on the next valuation following the date on which we receive proof of death in good order. Interest, if any, will be paid from the date of death at a rate no less than required by law.

Tax Code Requirements. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See "Taxation" for additional information.

We may have used the following terms in prior prospectuses:

Annuity Phase--Income Phase

Annuity Option--Payment Option

Annuity Payment--Income Phase Payment

Annuitization--Initiating Income Phase Payments

The Income Phase
--------------------------------------------------------------------------------
During the income phase you receive payments from your accumulated account value.

Initiating Payments. At least 30 days prior to the date you want to start receiving payments, the contract holder or you, if permitted by the plan, must notify us in writing of the following:

>Start date

>Payment option (see the payment options table in this section)

>Payment frequency (i.e., monthly, quarterly, semi-annually or annually)

>Choice of fixed or variable payments

>Selection of an assumed net investment rate (only if variable payments are elected)

>Under some plans, certification from your employer and/or submission of the appropriate forms is also required

The account will continue in the accumulation phase until the contract holder or you, as applicable, properly initiate payments. Once a payment option is selected, it may not be changed; however, certain options allow you to withdraw a lump sum.

What Affects Payment Amounts? Some of the factors that may affect payment amounts include: your age, your account value, the payment option selected, number of guaranteed payments (if any) selected, and whether variable or fixed payments are selected.

Fixed Payments. Amounts funding fixed payments will be held in the Company's general account. Fixed payment amounts do not vary over time.

Variable payments. Amounts funding your income phase payments will be held in the subaccount(s) selected or a combination of subaccounts and fixed interest options. The contracts may restrict the subaccounts available during the income phase, and you may not make transfers once you enter the income phase. For variable payments, an assumed net investment rate must be selected.

Payments from the Fixed Plus Account. If a nonlifetime payment option is selected, payments from the Fixed Plus Account may only be made on a fixed basis.

Assumed Investment Rate. For variable payments, an assumed investment rate must be selected. If you select a 5% rate, your first payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If a 3-1/2% rate is selected, your first payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending on the investment performance of the subaccounts selected. For more information about selecting an assumed net investment rate, request a copy of the Statement of Additional Information by calling the Company. (See "Contract Overview--Questions.")

Minimum Payment Amounts. The payment option selected must result in:

>A first payment of at least $20; or

>Total yearly payments of at least $100.

If your account value is too low to meet these minimum payment amounts, the contract holder, on your behalf, must elect a lump-sum payment.

Charges Deducted. We make a daily deduction for mortality and expense risks from amounts held in the subaccounts. Therefore, if you choose variable payments and a nonlifetime payment option, we still make this deduction from the subaccounts selected, even though we no longer assume any mortality risk for you. We may also deduct a daily administrative charge from amounts held in the subaccounts. (See "Fees.")

Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the payment option table below. If a lump sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the payment request in good order at our Home Office.

Taxation. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the Tax Code. (See "Taxation.")

Payment Options
The following tables list the payment options and accompanying death benefits which may be available under the contracts. Some contracts restrict the options and the terms available. Check with your contract holder for details. We may offer additional payment options under the contract from time to time.


Terms Used in the Tables:

Annuitant: The person(s) on whose life expectancy the income phase payments are calculated.


Beneficiary: The person designated to receive the death benefit payable under the contract.


                                               Lifetime Payment Options

                   Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be
 Life Income       made should the annuitant die prior to the second payment's due date.
                   Death Benefit--None: All payments end upon the annuitant's death.

                   Length of Payments: For as long as the annuitant lives, with payments guaranteed for a choice of
 Life Income--     5-20 years or as otherwise specified in the contract.
 Guaranteed        Death Benefit--Payment to the Beneficiary: If the annuitant dies before we have made all the
 Payments          guaranteed payments, we will pay the beneficiary a lump sum (unless otherwise requested) equal to the present value of the remaining guaranteed payments.

                   Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made should both annuitants die before the second payment's due date.
                   Death Benefit--Continuing Payments:
 Life Income--     (a) This option allows a choice of 100%, 662/3% or 50% of the payment to continue to the
 Two Lives         surviving annuitant after the first death; or
                   (b) 100% of the payment to continue to the annuitant on the second annuitant's death, and 50%
                   of the payment to continue to the second annuitant on the annuitant's death.
                   Payments end after the deaths of both annuitants.

                   Length of Payments: For as long as either annuitant lives, with payments guaranteed for a minimum of 120 months, or as otherwise specified in the contract.
 Life Income--     Death Benefit--Continuing Payments: 100% of the payment to continue to the
 Two Lives--       surviving annuitant after the first death.
 Guaranteed        Death Benefit--Payment to the Beneficiary: If both annuitants die before the guaranteed
 Payments          payments have all been paid, we will pay the beneficiary a lump sum (unless otherwise requested)
                   equal to the present value of the remaining guaranteed payments.

                                            Nonlifetime Payment Options

                  Length of Payments: Payments generally may be fixed or variable and may be made for 3-30 years.
                  However, for amounts held in the Fixed Plus Account during the accumulation phase, the payment must be on a fixed basis and must be for at least 5 years. In certain cases a lump sum
 Nonlifetime--    payment may be requested at any time (see below).
 Guaranteed       Death Benefit--Payment to the Beneficiary: If the annuitant dies before we make all the
 Payments         guaranteed payments, we will pay the beneficiary a lump sum (unless otherwise requested) equal to the present value of the remaining guaranteed payments, and we will not impose any early withdrawal charge.

Lump Sum Payment: If the Nonlifetime--Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one sum. A lump sum elected before three years of payments have been completed will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. (See "Fees--Early Withdrawal Charge.") Lump sum payments will be sent within seven calendar days after we receive the request for payment in good order at our Home Office.

In This Section

I.    Introduction

II.   Your Retirement Plan

III.  Withdrawals and other Distributions
      o Taxation of Distributions
      o Withholding

IV.   Minimum Distribution Requirements
      o 50% Excise Tax

V.    Contribution and Distribution Limits

VI.   415(m) Arrangements

VII.  Bona Fide Severance Pay Plans

VIII. Taxation of the Company

Taxation
--------------------------------------------------------------------------------
I. Introduction

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

>Your tax position (or the tax position of the beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract.

>Tax laws change. It is possible that a change in the future could affect contracts issued in the past.

>This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions.

>We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.


We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information contact the Internal Revenue Service.

II. Your Retirement Plan

The tax rules applicable to retirement plans vary according to plan type, and terms and conditions of the plan. To understand what tax rules apply, you need to know the code section under which your plan qualifies. Contact your plan sponsor, local representative or the Company to learn which code section applies to your plan.


Plan Types. The contract is designed for use with deferred compensation plans that qualify under code section 457 or non-section 457 deferred compensation plans. Code section 457 provides for certain deferred compensation plans. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and non-governmental tax exempt organizations. A code section 457 plan may be either a 457(b) (eligible) plan or a 457 (f) (ineligible) plan. Either type of plan may permit participants to specify the form of investment for their deferred compensation account. A non-section 457 deferred compensation plan may be either a deferred compensation plan of a tax-exempt employer that is "grandfathered" and not subject to 457 rules, or a deferred compensation plan of a for-profit employer. The contract may also be used with code section 415(m) arrangements.


The Contract and Retirement Plans. We make this contract available to plans subject to code section 457 only if a non-governmental employer sponsors the plan. Under such plans, as well as non-section 457 deferred compensation plans, all amounts of deferred compensation, all property and rights purchased with such amounts and all income attributable to such amounts, property and rights remains solely the property and rights of the employer and is subject to the claims of the employer's general creditors. Contract holders and contract participants are responsible for determining that contributions, distributions and other transactions satisfy applicable laws. Legal counsel and a tax adviser should be consulted regarding the suitability of the contract.

Because the plan is not part of the contract, we are not bound by any plan's terms or conditions.

III. Withdrawals and Other Distributions
Certain tax rules apply to distributions from the contract. A distribution is any amount taken from the contract including withdrawals, income payments, transfers and death benefit proceeds.

We report the taxable portion of all distributions to the IRS.

Taxation of Distributions
457(b) Plans. All amounts received under a 457(b) plan are includible in gross income when paid or otherwise made available to you or your beneficiary.


457(f) Plans. Compensation deferred under a 457(f) plan is includible in gross income in the first year when it is no longer subject to a "substantial risk of forfeiture" as defined by the Tax Code.


Non-Section 457 Deferred Compensation Plans. Compensation deferred under a non-Section 457 deferred compensation plan is includible in gross income in the first year when paid or otherwise made available to you or your beneficiary.

Taxation of Death Benefit Proceeds
In general, payments received by your beneficiaries after your death are taxed in the same manner as if you had received those payments.

Withholding for Federal Income Tax Liability
Any distributions under the contracts are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status.

All distributions, except death benefit proceeds, are subject to mandatory federal income tax withholding as wages. No withholding is required on payments to beneficiaries.

Non-resident Aliens. If you or a beneficiary is a non-resident alien, then any withholding is governed by code section 1441 based on the individual's citizenship, the country of domicile and treaty status.

IV. Minimum Distribution Requirements
To avoid certain tax penalties, you and any beneficiary must meet the minimum distribution requirements imposed by the Tax Code. These requirements only apply to 457(b) plans. These rules may dictate one or more of the following:

>Start date for distributions

>The time period in which all amounts in your account(s) must be distributed

>Distribution amounts


Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70-1/2 or retire, whichever occurs later, unless you are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 70-1/2.

Time Period. We must pay out distributions from the contract over one of the following time periods:

>Over your life or the joint lives of you and your beneficiary, or

>Over a period not greater than your life expectancy or the joint life expectancies of you and your beneficiary

Amount. Any distribution from a 457(b) plan, payable over a period of more than one year, must be made in substantially non-increasing amounts.

50% Excise Tax. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

Minimum Distribution of Death Benefit Proceeds
The following only applies to 457(b) plans. Different distribution requirements apply if your death occurs:

>After you begin receiving minimum distributions under the contract, or

>Before you begin receiving such distributions.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death. The rules differ, dependent upon:

>Whether your minimum required distribution was calculated each year based on your single life expectancy or the joint life expectancies of you and your beneficiary, and

>Whether life expectancy was recalculated.

The rules are complex and any beneficiary should consult with a tax adviser before electing the method of calculation to satisfy the minimum distribution requirements.

Should you die before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 1999, your entire balance must be distributed to the beneficiary by December 31, 2004. However, if the distribution begins by December 31 of the calendar year following the calendar year of your death, then payments may be made in one of the following time-frames:

>Over the life of the beneficiary

>Over a period not extending beyond the life expectancy of the beneficiary

For 457(b) plans, if the beneficiary is not your spouse, the time-frame may not exceed fifteen years.


Start Dates for Spousal Beneficiaries. If the beneficiary is your spouse, the distribution must begin on or before the later of the following:

>December 31 of the calendar year following the calendar year of your death.

>December 31 of the calendar year in which you would have attained age 70-1/2.

V. Contribution and Distribution Limits
457(b) Plan. If your employer's plan is a 457(b) plan, the Tax Code imposes a maximum limit on annual contributions to your account(s) that may be excluded from your gross income. For Section 457(b) plan participants, such limit is generally the lesser of $8,000, as adjusted to reflect changes in the cost of living, or 33% of your includible compensation (25% of gross compensation).

Under a 457(b) plan, amounts may not be made available to you earlier than (1) the calendar year you attain age 70-1/2, (2) when you separate from service with the employer or (3) when you are faced with an unforeseeable emergency. A
457(b) plan may permit a one-time in-service distribution if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the 2-year period ending on the date of distribution.


457(f) Plan. A 457(f) plan is not subject to restrictions on contributions or distributions, but must contain a "substantial risk of forfeiture" as defined by the Tax Code. Generally, substantial risk of forfeiture means that your right to receive deferred compensation is dependent upon your performance of future services to an employer or other entity.


Non-Section 457 Deferred Compensation Plans. Non-Section 457 Deferred Compensation Plans also are not subject to restrictions on contributions or distributions.


VI. Code Section 415(m) Arrangements
If you participate in the contract through a qualified governmental excess benefit arrangement, defined in code section 415(m), the amounts provided under the contract may be subject to the same requirements as those applied to code section 457(b) plans described above, except that the limits described in "Contributions Excluded from Taxable Income" do not apply. If the code section 415(m) arrangement is not designed to meet the requirements of code section 457(b), then the amounts provided under the contract are taxed in accordance with code section 451 and are generally taxable when paid or made available to you.


VII. Bona Fide Severance Pay Plans
If you participate in the contract through certain bona fide severance pay plans, described in code section 457(e)(11), amounts provided under the contract are generally not taxable until paid or made available to you. However, because these plans are not clearly defined in the Code, it may be determined that your plan does not qualify as a bona fide severance pay plan. If the plan does not qualify, then amounts provided under the contract are taxable in the year in which they are deferred. Because of this lack of clarity, it is imperative that you consult your tax adviser for guidance regarding taxation.

VIII. Taxation of the Company
We are taxed as a life insurance company under the Tax Code. Variable Annuity Separate Account B is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.


In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.


Other Topics
--------------------------------------------------------------------------------
The Company

Aetna Life Insurance and Annuity Company (the Company, we) issues the contracts described in this prospectus and is responsible for providing each contract's insurance and annuity benefits.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly owned subsidiary of Aetna Inc. Through a merger, our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954).

We are engaged in the business of issuing life insurance and annuities in all states of the United States. Our principal executive offices are located at:
            151 Farmington Avenue
            Hartford Connecticut 06156


Variable Annuity Account B
We established Variable Annuity Account B (the "separate account") in 1976 as a segregated asset account to fund our variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the "'40 Act"). It also meets the definition of "separate account" under the federal securities laws.

The separate account is divided into "subaccounts." These subaccounts invest directly in shares of a pre-assigned fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company.

Performance Reporting
We may advertise different types of historical performance for the subaccounts including

>standardized average annual total returns

>non-standardized average annual total returns

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds. For further details regarding performance reporting and advertising request a Statement of Additional Information at the number listed in "Contract Overview--Questions."

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account. We include all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charges (if any) and any applicable early withdrawal charges).


Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we do not include the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the Fund's inception date, if that date is earlier than the one we use for standardized returns.


Voting Rights
Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the separate account. Under the contracts described in this prospectus, the contract holder, not the plan participants, has all voting rights. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) the contract holder is entitled to direct will be determined as of the record date set by any fund the contract holder invests in through the subaccounts.

>During the accumulation phase, the number of votes is equal to the portion of the account value invested in the fund, divided by the net asset value of one share of that fund.

>During the income phase, the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.

Contract Distribution
The Company will serve as the principal underwriter for the securities sold by this prospectus. The Company is registered as a broker-dealer with the SEC and is a member of the National Association of Securities Dealers, Inc.

As principal underwriter, the Company will enter into arrangements with one or more registered broker-dealers, including at least one affiliate of the Company, to offer and sell the contracts described in this prospectus. We call these entities "distributors."

We and one or more of our affiliates may also sell the contracts directly. All individuals offering and selling the contracts must be registered representatives of a broker-dealer and must be licensed as insurance agents to sell variable annuity contracts.

Commission Payments. We may pay commissions to persons who offer and sell the contracts. The maximum percentage amount we ever pay with respect to a given purchase payment is the first-year percentage which ranges from 1% to 6% of the first year of payments to an account. We may also pay renewal commissions on payments made after the first year and, under group contracts, asset-based service fees. The average of all commissions and asset-based service fees paid is estimated to equal approximately 3% of the total payments made over the life of an average contract. Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. However, any such compensation will be paid in accordance with NASD rules.

We may reimburse the distributor for certain expenses. The name of the distributor and the registered representative responsible for your account are stated in your enrollment materials. Commissions and sales related expenses are paid by us and are not deducted from payments to your account.

Third Party Compensation Arrangements. Occasionally, we may:

>Pay commissions and fees to distributors affiliated or associated with the contract holder, you and/or other contract participants.

>Enter into agreements with entities associated with the contract holder, you and/or other participants. Through such agreements, we may pay the entities for certain services in connection with administering the contract.

In both these circumstances there may be an understanding that the distributor or entities would endorse us as a provider of the contract. You will be notified if you are purchasing a contract that is subject to these arrangements.


Contract Modification
We may change the contract as required by federal or state law. In addition, we may, upon 30 days' written notice to the contract holder, make other changes to group contracts that would apply only to individuals who become participants under that Contract after the effective date of such changes. If the group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

Legal Matters and Proceedings
We are aware of no material legal proceedings pending which involve the separate account or the Company as a party or which would materially affect the separate account. The validity of the securities offered by this prospectus has been passed upon by Counsel to the Company.

Payment Delay or Suspension
We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances: (a) on any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings) when trading on the Exchange is restricted; b) when an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable fairly to determine the value of the subaccount's assets; (c) during any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Transfer of Ownership; Assignment
An assignment of a contract will only be binding on us if it is made in writing and sent to us at our Home Office. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.


Year 2000 Readiness
As a healthcare and financial services enterprise, Aetna Inc. (referred to collectively with its affiliates and subsidiaries as "Aetna"), is dependent on computer systems and applications to conduct its business. Aetna has developed and is currently executing a comprehensive risk-based plan designed to make its mission-critical information technology ("IT") systems and embedded systems Year 2000 ready. The plan for IT systems covers five stages including (i) assessment, (ii) remediation, (iii) testing, (iv) implementation and (v) Year 2000 approval. At year end 1997, Aetna, including the Company, had substantially completed the assessment stage. The remediation of mission-critical IT systems was completed year end 1998. Testing of all mission-critical IT systems is underway with Year 2000 approval targeted for completion by mid-1999. The costs of these efforts will not affect the separate account.

The Company, its affiliates and the mutual funds that serve as investment options for the separate account also have relationships with investment advisers, broker dealers, transfer agents, custodians or other securities industry participants or other service providers that are not affiliated with Aetna. Aetna, including the Company, has initiated communication with its critical external relationships to determine the extent to which Aetna may be vulnerable to such parties' failure to resolve their own Year 2000 issues. Aetna and the Company have assessed and are prioritizing responses in an attempt to mitigate risks with respect to the failure of these parties to be Year 2000 ready. There can be no assurance that failure of third parties to complete adequate preparations in a timely manner, and any resulting systems interruptions or other consequences, would not have an adverse effect, directly or indirectly, on the separate account, including, without limitation, its operation or the valuation of its assets and units.

Contents of the Statement of Additional Information
--------------------------------------------------------------------------------
The Statement of Additional Information contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:

General Information and History

Variable Annuity Account B

Offering and Purchase of Contracts

Performance Data

  General

  Average Annual Total Return Quotations

Income Phase Payments

Sales Material and Advertising

Independent Auditors

Financial Statements of the Separate Account

Financial Statements of Aetna Life Insurance and Annuity Company

                                  Appendix I
                        Guaranteed Accumulation Account
--------------------------------------------------------------------------------
The Guaranteed Accumulation Account (GAA) is a fixed interest option that may be available during the accumulation phase under the contracts. This appendix is only a summary of certain facts about GAA. Please read the GAA prospectus before investing in this option.

In General. Amounts that you invest in GAA will earn a guaranteed interest rate if amounts are left in GAA for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a "market value adjustment," which may be positive or negative.

When you decide to invest money in GAA, you will want to contact your representative or the Company to learn:

>The interest rate we will apply to the amounts that you invest in GAA.
  We change this rate periodically, so be certain you know what rate we guarantee on the day your account dollars are invested into GAA.

>The period of time your account dollars need to remain in GAA in order to earn that rate.

 You are required to leave your account dollars in GAA for a specified period of time (guaranteed term), in order to earn the guaranteed interest rate.

Deposit Periods. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. For a particular interest rate and guaranteed term to apply to your account dollars, you must invest them during the deposit period during which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending on when account dollars are invested in GAA. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year's interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract.

Fees and Other Deductions

>If all or a portion of your account value in GAA is withdrawn, you may incur the following:
 Market Value Adjustment (MVA)--as described in this appendix and in the GAA prospectus;
 Tax Penalties and/or Tax withholding--see "Taxation"
 Early Withdrawal Charge--see "Fees"
 Maintenance Fee--see "Fees"

>We do not make deductions from amounts in the GAA to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

Market Value Adjustment (MVA)
If you withdraw or transfer your account value from GAA before the guaranteed term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative.

>If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into GAA.

>If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in the GAA in order to earn the guaranteed interest rate specified for that guaranteed term. We offer different guaranteed terms at different times. Check with your representative or the Company to learn the details about the guaranteed term(s) currently being offered.

In general we offer the following guaranteed terms:

>Short-term--three years or fewer

>Long-term--ten years or less, but greater than three years

At the end of a guaranteed term, your contract holder or you if permitted may:

>Transfer dollars to a new guaranteed term

>Transfer dollars to other available investment options

>Withdraw dollars

Deductions may apply to withdrawals. See "Fees and Other Deductions" in this section.

Transfer of Account Dollars. Generally, account dollars invested in GAA may be transferred among guaranteed terms offered through the GAA, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in GAA or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.

Income Phase. GAA can not be used as an investment option during the income phase. However, the contract holder (or you, if permitted) may notify us at least 30 days in advance to elect a variable payment option and to transfer your GAA account dollars to any of the subaccounts available during the income phase.

                                  Appendix II
                                 Fixed Account
--------------------------------------------------------------------------------
The Fixed Account is an investment option available during the accumulation phase under the contracts. Amounts allocated to the Fixed Account are held in the Company's general account which supports insurance and annuity obligations.


    Additional information about this option may be found in the contract.

General Disclosure. Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus about the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Account has not been reviewed by the SEC.

Interest Rates. The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of interest rates reflects the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Withdrawals. Under certain emergency conditions, we may defer payment of any withdrawal for a period of up to 6 months or as provided by federal law.

Additionally, if allowed by state law, we may pay withdrawals in equal payments with interest, over a period not to exceed 60 months when:

(a) the Fixed Account withdrawal value for the contract or for the total of the accounts under the contract exceeds $250,000 on the day before withdrawal; and
(b) the sum of the current Fixed Account withdrawal and total of all Fixed Account withdrawals from the contract or any account under the contract within the past 12 calendar months exceeds 20% of the amount in the Fixed Account on the day before current withdrawal.

    The contract describes how we will determine the interest rate credited to amounts held in the Fixed Account during the payment period, including the minimum interest rate.

Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. (See "Fees--Early Withdrawal Charge.")

Transfers. During the accumulation phase, you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account. This 10% limit does not apply to amounts being transferred into the Fixed Plus Account (if available under the contract).

By notifying our Home Office at least 30 days before income phase payments begin, you may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments.

                                 Appendix III
                              Fixed Plus Account
--------------------------------------------------------------------------------
The Fixed Plus Account is an investment option available under some contracts. Amounts allocated to the Fixed Plus Account are held in the Company's general account which supports insurance and annuity obligations. We reserve the right to limit investment in or transfers to the Fixed Plus Account.


    Additional information about this option may be found in the contract.


General Disclosure. Interests in the Fixed Plus Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus about the Fixed Plus Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Plus Account has not been reviewed by the SEC.

Interest Rates. The Fixed Plus Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. We credit amounts held in the Fixed Plus Account with a rate 0.25% higher than the then-declared rate beginning in the tenth year after your account was established. Amounts applied to the Fixed Plus Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. We do not make deductions from amounts in the Fixed Plus Account to cover mortality and expense risks. We consider these risks in determining the credited rate.

Our determination of interest rates reflects the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Partial Withdrawal. Partial withdrawals are limited to 20% of the amount held in the Fixed Plus Account on the day we receive a request in good order at our Home Office. The 20% is reduced by any Fixed Plus withdrawals, transfers or income phase payments made in last 12 months. In calculating 20% limit, we reserve the right to include payments made through a Systematic Distribution Option.

The 20% limit is waived if a partial withdrawal is taken proportionally from each investment option in which the account invests and is due to one or more of the following:

>Election of any income phase payment option with fixed payments or a lifetime payment option with variable payments

>Due to your death (the withdrawal must occur within six months after death and can only be exercised once).

Full Withdrawal. Full withdrawals are paid, with interest, in five annual payments equal to:

>One-fifth of the Fixed Plus Account value on the day we receive the request, reduced by any Fixed Plus Account withdrawals, loans, transfers or income phase payments made during the past 12 months

>One-fourth of the remaining Fixed Plus Account value 12 months later

>One-third of the remaining Fixed Plus Account value 12 months later

>One-half of the remaining Fixed Plus Account value 12 months later, and

>The balance of the Fixed Plus Account value 12 months later

A full withdrawal may be canceled at any time before the end of the five-payment period.

Once we receive a request for full withdrawal, no further withdrawals or transfers will be permitted from Fixed Plus Account.

We will waive the above full withdrawal five-payment period if full withdrawal is made due to any of the following:

>Your death before income phase payments have begun (request must be received within 6 months after date of death)

>Election of any income phase payment option with fixed payments or a lifetime payment option with variable payments

>Your account value in the Fixed Plus Account value is $3,500 or less and no withdrawals, transfers or income phase payments have been made from your account within the past 12 months

Transfers. Transfers are limited to 20% of the amount held in the Fixed Plus Account on the day a request in good order is received at our Home Office. The 20% is reduced by any Fixed Plus Account withdrawals, transfers or income phase payments made in past 12 months. We reserve the right to include payments made through a Systematic Distribution Option in calculating the 20% limit. The 20% limit will be waived if your account value in Fixed Plus Account is $1,000 or less.

Income Phase. Amounts accumulating under the Fixed Plus Account can be transferred to the subaccounts to fund variable lifetime income options during the income phase. However, Fixed Plus Account values may not be used to fund nonlifetime income options with variable payments.

Systematic Withdrawal Option (SWO). SWO described in "Systematic Distribution Options," may not be elected if you have requested a Fixed Plus Account transfer or withdrawal within the past 12 months.

                                  Appendix IV
                               Fund Descriptions
--------------------------------------------------------------------------------

The investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940.

The contract holder may designate some or all of the mutual funds described below as variable funding options under a contract.

Availability of funds may vary. See "Investment Options" for availability and other information.

>Aetna Balanced VP, Inc. seeks to maximize investment return, consistent with reasonable safety of principal by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds and cash equivalents, based on the investment adviser's judgment of which of those sectors or mix thereof offers the best investment prospects.(1)

>Aetna Income Shares d/b/a Aetna Bond VP seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities.(1)

>Aetna Variable Fund d/b/a Aetna Growth and Income VP seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock.(1)

>Aetna Variable Encore Fund d/b/a Aetna Money Market VP seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments. An investment in the Fund is neither insured nor guaranteed by the U.S. Government.(1)

>Aetna Generation Portfolios, Inc.--Aetna Ascent VP seeks to provide capital appreciation. The Portfolio is designed for investors who have an investment horizon exceeding 15 years and who have a high level of risk tolerance.(1)

>Aetna Generation Portfolios, Inc.--Aetna Crossroads VP seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized). The Portfolio is designed for investors who have an investment horizon exceeding 10 years and who have a moderate level of risk tolerance.(1)

>Aetna Generation Portfolios, Inc.--Aetna Legacy VP seeks to provide total return consistent with preservation of capital. The Portfolio is designed for investors who have an investment horizon exceeding five years and who have a low level of risk tolerance.(1)

>Aetna Variable Portfolios, Inc.--Aetna Growth VP seeks growth of capital through investment in a diversified portfolio of common stocks and securities convertible into common stocks believed to offer growth potential.(1)

>Aetna Variable Portfolios, Inc.--Aetna High Yield VP seeks high current income and growth of capital primarily through investment in a diversified portfolio of fixed income securities rated lower than BBB by Standard and Poor's Corporation or lower than Baa3 by Moody's Investors Service, Inc.(1)

>Aetna Variable Portfolios, Inc.--Aetna Index Plus Large Cap VP seeks to outperform the total return performance of publicly traded common stocks represented in the S&P 500 Composite Stock Price Index.(1)

>Aetna Variable Portfolios, Inc.--Aetna Index Plus Mid Cap VP seeks to outperform the total return performance of publicly traded common stocks represented in the S&P 400.(1)

>Aetna Variable Portfolios, Inc.--Aetna Index Plus Small Cap VP seeks to outperform the total return performance of publicly traded common stocks represented by the S&P SmallCap 600 Index, a stock market index composed of 600 common stocks selected by Standard and Poor's Corporation.(1)

>Aetna Variable Portfolios, Inc.--Aetna International VP seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of the United States. Aetna International VP will not target any given level of current income.(1)

>Aetna Variable Portfolios, Inc.--Aetna Real Estate Securities VP seeks maximum total return primarily through investment in a diversified portfolio of equity securities issued by real estate companies, the majority of which are real estate investment trusts (REITs).(1)

>Aetna Variable Portfolios, Inc.--Aetna Small Company VP seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations.(1)

>Aetna Variable Portfolios, Inc.--Aetna Value Opportunity VP seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stock(1)(a)


>AIM V.I. Capital Appreciation Fund seeks capital appreciation through investments in common stocks, with emphasis on medium-sized and smaller emerging growth companies.(2)

>AIM V.I. Growth Fund seeks growth of capital principally through investment in common stocks of seasoned and better capitalized companies considered by AIM to have strong earnings momentum. Current income will not be an important criterion of investment selection, and any such income should be considered incidental.(2)

>AIM V.I. Growth and Income Fund seeks growth of capital, with current income as a secondary objective. Although the amount of the Fund's current income will vary from time to time, it is anticipated that the current income realized by the Fund will generally be greater than that realized by the mutual funds whose sole objective is growth of capital.(2)

>AIM V.I. Value Fund seeks to achieve long-term growth of capital by investing primarily in equity securities judged by AIM to be undervalued relative to the current or projected earnings of the companies issuing the securities, or relative to the current market values of assets owned by the companies issuing the securities, or relative to the equity market, generally.(2)


>Calvert Social Balanced Portfolio is a nondiversified portfolio that seeks to achieve a total return above the rate of inflation through an actively managed, nondiversified portfolio of common and preferred stocks, bonds and money market instruments which offer income and capital growth opportunity and which satisfy the social criteria established for the Portfolio.(3)

>Fidelity Investments Variable Insurance Products Fund--Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In selecting investments, the Fund also considers the potential for capital appreciation.(4)

>Fidelity Investments Variable Insurance Products Fund--Growth Portfolio seeks capital appreciation by investing mainly in common stocks, although its investments are not restricted to any one type of security.(4)

>Fidelity Investments Variable Insurance Products Fund--Overseas Portfolio seeks long-term growth by investing mainly in foreign securities (at least 65% of the Fund's total assets in securities of foreign issuers). Foreign investments involve greater risks than U.S. investments, including political and economic risks and the risk of currency fluctuation.(4)

>Fidelity Investments Variable Insurance Products Fund II--Contrafund Portfolio seeks maximum total return over the long term by investing mainly in securities of companies whose value the investment adviser believes is not fully recognized by the public.(4)

>Janus Aspen Series--Aggressive Growth Portfolio is a nondiversified portfolio that seeks long-term growth of capital. The Portfolio pursues its investment objective by normally investing at least 50% of its equity assets in securities issued by medium-sized companies. Medium-sized companies are those whose market capitalizations fall within the range of companies in the S&P MidCap 400 Index, which as of December 31, 1998 included companies with
 capitalizations between approximately $   million and $   billion, but which
 is expected to change on a regular basis.(5)

>Janus Aspen Series--Balanced Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio pursues its investment objective by, under normal circumstances, investing 40%-60% of its assets in securities selected primarily for their growth potential and 40%-60% of its assets in securities selected primarily for their income potential.(5)

>Janus Aspen Series--Flexible Income Portfolio seeks to obtain maximum total return, consistent with preservation of capital. The Portfolio pursues its investment objective primarily through investments in income-producing securities. Total return is expected to result from a combination of current income and capital appreciation. The Portfolio invests in all types of income-producing securities and may have substantial holdings of debt securities rated below investment grade (e.g., junk bonds).(5)

>Janus Aspen Series--Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by investing primarily in common stocks of issuers of any size. This Portfolio generally invests in larger, more established issuers.(5)

>Janus Aspen Series--Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with preservation of capital. The Portfolio pursues its investment objective primarily through investments in common stocks of foreign and domestic issuers.(5)

>Lexington Natural Resources Trust is a nondiversified portfolio that seeks long-term growth of capital through investment primarily in common stocks of companies which own or develop natural resources and other basic commodities or supply goods and services to such companies.

 Transfers or deposits are not allowed into the subaccount investing in this fund, except from accounts established under the contract before May 1, 1998. As soon as all those who have current allocations to the subaccount under the contract have redirected their allocations to other investment options, we will close the subaccount to all investments.(6)

>Oppenheimer Global Securities Fund seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to have appreciation possibilities but which may be considered to be speculative.(7)

>Oppenheimer Strategic Bond Fund seeks a high level of current income principally derived from interest on debt securities and seeks to enhance such income by writing covered call options on debt securities. The Fund intends to invest principally in (i) foreign government and corporate debt securities,
 (ii) securities of the U.S. Government and its agencies and instrumentality's ("U.S. Government securities"), and (iii) lower-rated high yield domestic debt securities, commonly known as "junk bonds," which are subject to a greater risk of loss of principal and nonpayment of interest than higher-rated securities. These securities may be considered to be speculative. Current income is not an objective.(7)

>Portfolio Partners, Inc.--MFS Emerging Equities Portfolio seeks to provide long-term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the Portfolio's investment objective.(8a)

>Portfolio Partners, Inc.--MFS Research Growth Portfolio seeks long-term growth of capital and future income.(8a)

>Portfolio Partners, Inc.--MFS Value Equity Portfolio seeks capital appreciation. Dividend income, if any, is a consideration incidental to the Portfolio's objective of capital appreciation.(8a)

>Portfolio Partners, Inc.--Scudder International Growth Portfolio seeks long-term growth of capital primarily through a diversified portfolio of marketable foreign equity securities.(8b)

>Portfolio Partners, Inc.--T. Rowe Price Growth Equity Portfolio seeks long-term growth of capital and, secondarily, to increase dividend income by investing primarily in common stocks of well established growth companies.(8c)


Investment Advisers for each of the Funds:

(1) Aeltus Investment Management, Inc.
    (a) Bradley, Foster & Sargent, Inc. (subadviser)
(2) AIM Advisors, Inc.
(3) Calvert Asset Management Company, Inc.
(4) Fidelity Management & Research Company
(5) Janus Capital Corporation
(6) Lexington Management Corporation (adviser); Market Systems Research Advisors, Inc. (subadviser)
(7) OppenheimerFunds, Inc.
(8) Aetna Life Insurance and Annuity Company (adviser);
    (a) Massachusetts Financial Services Company (subadviser)
    (b) Scudder Kemper Investments, Inc. (subadviser)
    (c) T. Rowe Price Associates, Inc. (subadviser)

                                  Appendix V
                        Condensed Financial Information
--------------------------------------------------------------------------------
                                    TABLE I

          FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.75%
   (Selected data for accumulation units outstanding throughout each period)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
The condensed financial information presented below for each of the years in the ten-year period ended December 31, 1998 (as applicable), is derived from the financial statements of the separate account, which have been audited by
      , independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1998 are included in the Statement of Additional Information. The accumulation unit values and the percentage change in the value of an accumulation unit reflect a mortality and expense risk charge of 1.25% until February 23, 1996, when the mortality and expense risk charge was reduced to 0.75% during the accumulation phase. It will increase to 1.25% during the income phase.



                                     1998         1997            1996              1995
                                  ---------- -------------- ---------------- -----------------
AETNA ASCENT VP
 Value at beginning of period      $15.535    $     13.055     $  10.652        $   10.000(2)
 Value at end of period                       $     15.535     $  13.055        $   10.652
 Increase (decrease) in value of
 accumulation unit(1)                                19.00%        22.56%             6.52%
 Number of accumulation units
 outstanding at end of period                       90,134        35,959            16,791
AETNA BALANCED VP, INC
Value at beginning of period       $19.166    $     15.765     $  13.803        $   10.971
Value at end of period                        $     19.166     $  15.765        $   13.803
Increase (decrease) in value of
 accumulation unit(1)                                21.57%        14.22%            25.81%
Number of accumulation units
 outstanding at end of period                    1,970,116     2,141,189         6,430,772
AETNA BOND VP
 Value at beginning of period      $13.486    $     12.546     $  12.212        $   10.457
 Value at end of period                       $     13.486     $  12.546        $   12.212
 Increase (decrease) in value of
 accumulation unit(1)                                 7.49%         2.74%            16.78%
 Number of accumulation units
 outstanding at end of period                    1,921,538     2,206,334         4,853,662
AETNA CROSSROADS VP
Value at beginning of period       $14.566    $     12.483     $  10.594        $   10.000(2)
Value at end of period                        $     14.566     $  12.483        $   10.594
Increase(decrease) in value of
 accumulation unit(1)                                16.69%        17.83%             5.94%
Number of accumulation units
 outstanding at end of period                      100,256        26,260            16,953
AETNA GROWTH VP
 Value at beginning of period      $
 Value at end of period
 Increase (decrease) in value of
 accumulation unit(1)
 Number of accumulation units
 outstanding at end of period
AETNA GROWTH AND
INCOME VP
Value at beginning of period       $22.233    $     17.246     $  13.972        $   10.698
Value at end of period                        $     22.233     $  17.246        $   13.972
Increase (decrease) in value of
 accumulation unit(1)                                28.92%        23.43%            30.61%
Number of accumulation units
 outstanding at end of period                   14,879,862     14,930,380       30,554,957
AETNA HIGH YIELD VP
 Value at beginning of period      $
 Value at end of period
 Increase (decrease) in value of
 accumulation unit(1)
 Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period       $14.538    $     10.940     $  10.000(7)
Value at end of period                        $     14.538     $  10.940
Increase (decrease) in value of
 accumulation unit(1)                                32.89%         9.40%(9)
Number of accumulation units
 outstanding at end of period                      485,417        72,973


                                        1994           1993           1992            1991         1990           1989
                                  ---------------- ------------ ---------------- ------------- ------------ ----------------
AETNA ASCENT VP
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of
 accumulation unit(1)
 Number of accumulation units
 outstanding at end of period
AETNA BALANCED VP, INC
Value at beginning of period        $    11.164     $  10.286      $  12.717      $    10.882   $  10.423      $  10.000(4)
Value at end of period              $    10.971     $  11.164      $  10.286(3)   $    12.717   $  10.882      $  10.423
Increase (decrease) in value of
 accumulation unit(1)                     (1.73)%        8.54%              (3)         16.86%       4.40%          4.23%
Number of accumulation units
 outstanding at end of period         3,541,703       318,711          6,537        1,324,822     984,798        639,219
AETNA BOND VP
 Value at beginning of period       $    11.006     $  10.160      $  37.815      $    32.066   $  29.752      $  26.291
 Value at end of period             $    10.457     $  11.006      $  10.160(5)   $    37.815   $  32.066      $  29.752
 Increase (decrease) in value of
 accumulation unit(1)                     (4.99)%        8.33%              (5)         17.93%       7.78%         13.16%
 Number of accumulation units
 outstanding at end of period         1,988,960       166,913          4,196          427,893     358,454        366,176
AETNA CROSSROADS VP
Value at beginning of period
Value at end of period
Increase(decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA GROWTH VP
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of
 accumulation unit(1)
 Number of accumulation units
 outstanding at end of period
AETNA GROWTH AND
INCOME VP
Value at beginning of period        $    10.940     $  10.378      $  84.249      $    67.496   $  66.174      $  51.900
Value at end of period              $    10.698     $  10.940      $  10.378(6)   $    84.249   $  67.496      $  66.174
Increase (decrease) in value of
 accumulation unit(1)                     (2.21)%        5.41%              (6)         24.82%       2.00%         27.50%
Number of accumulation units
 outstanding at end of period        11,117,383       879,670          3,107          908,777     810,126        831,547
 AETNA HIGH YIELD VP
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of
 accumulation unit(1)
 Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period

--------------------------------------------------------------------------------

                                     1998           1997            1996            1995
                                  ---------- ----------------- ------------- -----------------
AETNA INDEX PLUS MID
CAP VP
 Value at beginning of period      $
 Value at end of period
 Increase (decrease) in value of
 accumulation unit(1)
 Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period       $
Value at end of period
Increase(decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA INTERNATIONAL VP
 Value at beginning of period      $
 Value at end of period
 Increase (decrease) in value of
 accumulation unit(1)
 Number of accumulation units
 outstanding at end of period
AETNA LEGACY VP
Value at beginning of period       $13.441      $  11.826       $    10.443     $  10.000(8)
Value at end of period                          $  13.441       $    11.826     $  10.443
Increase (decrease) in value of
 accumulation unit(1)                               13.65%            13.25%         4.43%
Number of accumulation units
 outstanding at end of period                      54,849             7,510         2,222
 AETNA MONEY MARKET VP
 Value at beginning of period      $12.041      $  11.502       $    11.007     $  10.509
 Value at end of period                         $  12.041       $    11.502     $  11.007
 Increase (decrease) in value of
 accumulation unit(1)                                4.69%             4.50%         4.75%
 Number of accumulation units
 outstanding at end of period                   2,066,545         2,421,519     4,354,272
AETNA REAL ESTATE
SECURITIES VP
Value at beginning of period       $
Value at end of period
Increase(decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA SMALL
COMPANY VP
 Value at beginning of period      $13.704      $  13.211
 Value at end of period                         $  13.704
 Increase (decrease) in value of
 accumulation unit(1)                                3.73%(10)
 Number of accumulation units
 outstanding at end of period                       2,408
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period       $
Value at end of period
Increase(decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
CALVERT SOCIAL
BALANCED PORTFOLIO
 Value at beginning of period      $17.944      $  15.056       $    13.480     $  10.518
 Value at end of period                         $  17.944       $    15.056     $  13.480
 Increase (decrease) in value of
 accumulation unit(1)                               19.18%            11.69%        28.17%
 Number of accumulation units
 outstanding at end of period                      31,512            33,352        25,730
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period       $15.930      $  12.529       $    11.054     $  10.000(2)
Value at end of period                          $  15.930       $    12.529     $  11.054
Increase (decrease) in value of
 accumulation unit(1)                               27.15%            13.34%        10.54%
Number of accumulation units
 outstanding at end of period                     744,774           544,657       294,244


                                       1994          1993            1992            1991         1990         1989
                                  -------------- ------------ ------------------ ------------ ------------ ------------
AETNA INDEX PLUS MID
CAP VP
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of
 accumulation unit(1)
 Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period
Value at end of period
Increase(decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA INTERNATIONAL VP
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of
 accumulation unit(1)
 Number of accumulation units
 outstanding at end of period
AETNA LEGACY VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA MONEY MARKET VP
 Value at beginning of period       $   10.223     $ 10.031       $  34.122       $  32.431    $  30.285    $  28.029
 Value at end of period             $   10.509     $ 10.223       $  10.031(9)    $  34.122    $  32.431    $  30.285
 Increase (decrease) in value of
 accumulation unit(1)                     2.79%        1.91%               (9)         5.21%        7.09%        8.05%
 Number of accumulation units
 outstanding at end of period        1,822,449       90,782           2,808         548,425      722,438      653,619
AETNA REAL ESTATE
SECURITIES VP
Value at beginning of period
Value at end of period
Increase(decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA SMALL
COMPANY VP
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of
 accumulation unit(1)
 Number of accumulation units
 outstanding at end of period
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period
Value at end of period
Increase(decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
 CALVERT SOCIAL
BALANCED PORTFOLIO
 Value at beginning of period       $   11.010     $ 10.296       $  10.000(11)
 Value at end of period             $   10.518     $ 11.010       $  10.296
 Increase (decrease) in value of
 accumulation unit(1)                    (4.47)%       6.93%           2.96%
 Number of accumulation units
 outstanding at end of period              752        1,383              82
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period

--------------------------------------------------------------------------------

                                     1998         1997         1996           1995
                                  ---------- ------------- ------------ ----------------
FIDELITY VIP GROWTH
PORTFOLIO
 Value at beginning of period     $14.034     $    11.451   $  10.066      $  10.000(2)
 Value at end of period                       $    14.034   $  11.451      $  10.066
 Increase (decrease) in value of
 accumulation unit(1)                               22.56%      13.76%          0.66%
 Number of accumulation units
 outstanding at end of period                     444,057     379,385        288,576
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period      $12.496     $    11.286   $  10.052      $  10.000(2)
Value at end of period                        $    12.496   $  11.286      $  10.052
Increase (decrease) in value of
 accumulation unit(1)                               10.72%      12.28%          0.52%
Number of accumulation units
 outstanding at end of period                     102,509      70,271         33,813
FIDELITY VIP II
CONTRAFUND PORTFOLIO
 Value at beginning of period     $15.517     $    12.593   $  10.468      $  10.000(2)
 Value at end of period                       $    15.517   $  12.593      $  10.468
 Increase (decrease) in value of
 accumulation unit(1)                               23.21%      20.31%          4.68%
 Number of accumulation units
 outstanding at end of period                     710,711     569,561        379,862
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period      $15.554     $    13.909   $  12.992      $  10.319
Value at end of period                        $    15.554   $  13.909      $  12.992
Increase (decrease) in value of
 accumulation unit(1)                               11.82%       7.06%         25.91%
Number of accumulation units
 outstanding at end of period                     427,692     433,363        723,839
JANUS ASPEN BALANCED
PORTFOLIO
 Value at beginning of period     $15.130     $    12.484   $  10.835      $  10.000(2)
 Value at end of period                       $    15.130   $  12.484      $  10.835
 Increase (decrease) in value of
 accumulation unit(1)                               21.19%      15.22%          8.35%
 Number of accumulation units
 outstanding at end of period                     152,646     111,525          7,772
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period      $14.527     $    13.096   $  12.094      $   9.886
Value at end of period                        $    14.527   $  13.096      $  12.094
Increase (decrease) in value of
 accumulation unit(1)                               10.93%       8.29%         22.33%
Number of accumulation units
 outstanding at end of period                      97,715      73,340         84,048
JANUS ASPEN GROWTH
PORTFOLIO
 Value at beginning of period     $15.558     $    12.770   $  10.870      $  10.000(2)
 Value at end of period                       $    15.558   $  12.770      $  10.870
 Increase (decrease) in value of
 accumulation unit(1)                               21.83%      17.47%          8.70%
 Number of accumulation units
 outstanding at end of period                     197,548     144,443         26,022
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period      $16.901     $    13.940   $  10.893      $  10.000(2)
Value at end of period                        $    16.901   $  13.940      $  10.893
Increase (decrease) in value of
 accumulation unit(1)                               21.24%      27.97%          8.93%
Number of accumulation units
 outstanding at end of period                   1,273,110     803,488        227,582
 LEXINGTON NATURAL
RESOURCES TRUST
 Value at beginning of period     $14.025     $    13.188   $  10.479      $   9.079
 Value at end of period                       $    14.025   $  13.188      $  10.479
 Increase (decrease) in value of
 accumulation unit(1)                                6.35%      25.84%         15.42%
 Number of accumulation units
 outstanding at end of period                     106,926      73,699        162,462


                                         1994              1993           1992          1991         1990         1989
                                      -----------      ------------   -----------    ----------    ---------    ---------
FIDELITY VIP GROWTH
PORTFOLIO
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of
 accumulation unit(1)
 Number of accumulation units
 outstanding at end of period
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
FIDELITY VIP II
CONTRAFUND PORTFOLIO
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of
 accumulation unit(1)
 Number of accumulation units
 outstanding at end of period
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period          $  10.000(12)
Value at end of period                $  10.319
Increase (decrease) in value of
 accumulation unit(1)                      3.19%
Number of accumulation units
 outstanding at end of period           131,702
JANUS ASPEN BALANCED
PORTFOLIO
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of
 accumulation unit(1)
 Number of accumulation units
 outstanding at end of period
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period          $  10.000(12)
Value at end of period                $   9.886
Increase (decrease) in value of
 accumulation unit(1)                     (1.14)%
Number of accumulation units
 outstanding at end of period            15,893
JANUS ASPEN GROWTH
PORTFOLIO
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of
 accumulation unit(1)
 Number of accumulation units
 outstanding at end of period
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
LEXINGTON NATURAL
RESOURCES TRUST
 Value at beginning of period         $   9.716          $  10.000(13)
 Value at end of period               $   9.079          $   9.716
 Increase (decrease) in value of
 accumulation unit(1)                     (6.56)%            (2.84)%
 Number of accumulation units
 outstanding at end of period           141,076             27,908

--------------------------------------------------------------------------------

                                     1998            1997       1996     1995     1994     1993     1992     1991     1990    1989
                                  ----------     ----------   -------- -------- -------- -------- -------- -------- -------- -------
OPPENHEIMER GLOBAL
SECURITIES FUND
 Value at beginning of period      $
 Value at end of period
 Increase (decrease) in value of
 accumulation unit(1)
 Number of accumulation units
 outstanding at end of period
OPPENHEIMER STRATEGIC
BOND FUND
Value at beginning of period       $
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
 PORTFOLIO PARTNERS
MFS EMERGING EQUITIES
PORTFOLIO
 Value at beginning of period      $15.361       $  15.547
 Value at end of period                          $  15.361
 Increase (decrease) in value of
 accumulation unit(1)                                (1.20)%(10)
 Number of accumulation units
 outstanding at end of period                      598,078
PORTFOLIO PARTNERS
MFS RESEARCH GROWTH
PORTFOLIO
Value at beginning of period       $12.863       $  13.110
Value at end of period                           $  12.863
Increase (decrease) in value of
 accumulation unit(1)                                (1.89)%(10)
Number of accumulation units
 outstanding at end of period                      462,383
PORTFOLIO PARTNERS
MFS VALUE EQUITY
PORTFOLIO
 Value at beginning of period      $21.541       $  21.225
 Value at end of period                          $  21.541
 Increase (decrease) in value of
 accumulation unit(1)                                 1.49%(10)
 Number of accumulation units
 outstanding at end of period                      164,474
PORTFOLIO PARTNERS
SCUDDER INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of period       $18.070       $  17.838
Value at end of period                           $  18.070
Increase (decrease) in value of
 accumulation unit(1)                                 1.30%(10)
Number of accumulation units
 outstanding at end of period                      280,633
PORTFOLIO PARTNERS T.
ROWE PRICE GROWTH
EQUITY PORTFOLIO
 Value at beginning of period      $14.534       $  14.237
 Value at end of period                          $  14.534
 Increase (decrease) in value of
 accumulation unit(1)                                 2.09%(10)
 Number of accumulation units
 outstanding at end of period                      360,615

-----------------
(1) The above figures are calculated by subtracting the beginning accumulation unit value from the ending accumulation unit value, and dividing the result by the beginning accumulation unit value. These figures do not reflect the early withdrawal charges or the fixed dollar annual maintenance fee, if any. Inclusion of these charges would reduce the investment results shown.
(2) Reflects less than a full year of performance activity. The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under the contract.
(3) The accumulation unit value was converted to $10.000 on November 2, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $12.991. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the accumulation unit value from the beginning of the year to the date of conversion was 2.15%; the percentage change in the accumulation unit value from the date of conversion to the end of the year was 2.86%.
(4) The initial accumulation unit value was established at $10.000 on June 23, 1989, the date on which the fund commenced operations.

 (5) The accumulation unit value was converted to $10.000 on November 2, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $39.496. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the accumulation unit value from the beginning of the year to the date of conversion was 4.45%; the percentage change in the accumulation unit value from the date of conversion to the end of the year was 1.60%.
 (6) The accumulation unit value was converted to $10.000 on November 2, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $85.546. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the accumulation unit value from the beginning of the year to the date of conversion was 1.54%; the percentage change in the accumulation unit value from the date of conversion to the end of the year was 3.78%.
 (7) Reflects less than a full year of performance activity. The initial accumulation unit value was established at $10,000 during September 1996 when the portfolio became available under the contract.
 (8) Reflects less than a full year of performance activity. The initial accumulation unit value was established at $10.000 during September 1995, when the fund became available under the contract.
 (9) The accumulation unit value was converted to $10.000 on November 2, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $34.828. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the accumulation unit value from the beginning of the year to the date of conversion was 2.07%; the percentage change in the accumulation unit value from the date of conversion to the end of the year was 0.31%.
(10) Reflects less than a full year of performance activity. Funds were first received in this option during November 1997.
(11) The initial accumulation unit value was established at $10.000 on November 2, 1992, the date on which the fund/portfolio became available under the contract.
(12) The initial accumulation unit value was established at $10.000 during October 1994, when the funds were first received in this option.
(13) The initial accumulation unit value was established at $10.000 on May 26, 1993, the date on which the fund became available under the contract.

                        Condensed Financial Information
--------------------------------------------------------------------------------
                                   TABLE II

          FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
   (Selected data for accumulation units outstanding throughout each period)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
The condensed financial information presented below for each of the periods in the ten-year period ended December 31, 1998 (as applicable), is derived from the financial statements of the separate account, which have been audited by
      , independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1998 are included in the Statement of Additional Information.



                                     1998            1997               1996              1995
                                  ---------- -------------------- ---------------- -----------------
AETNA ASCENT VP
 Value at beginning of period      $15.392       $   12.999         $   10.652        $   10.000(2)
 Value at end of period                          $   15.392         $   12.999        $   10.652
 Increase (decrease) in value of
 accumulation unit(1)                                 18.40%             22.04%             6.52%
 Number of accumulation units
 outstanding at end of period                       317,579             99,589            16,791
AETNA BALANCED VP, INC
Value at beginning of period       $18.989       $   15.698         $   13.803        $   10.971
Value at end of period                           $   18.989         $   15.698        $   13.803
Increase (decrease) in value of
 accumulation unit(1)                                 20.96%             13.73%            25.81%
Number of accumulation units
 outstanding at end of period                     3,174,738          3,885,730         6,430,772
 AETNA BOND VP
 Value at beginning of period      $13.361       $   12.493         $   12.212        $   10.457
 Value at end of period                          $   13.361         $   12.493        $   12.212
 Increase (decrease) in value of
 accumulation unit(1)                                  6.96%              2.30%            16.78%
 Number of accumulation units
 outstanding at end of period                     1,168,988          1,947,629         4,853,662
AETNA CROSSROADS VP
Value at beginning of period       $14.432       $   12.430         $   10.594        $   10.000(2)
Value at end of period                           $   14.432         $   12.430        $   10.594
Increase (decrease) in value of
 accumulation unit(1)                                 16.11%             17.32%             5.94%
Number of accumulation units
 outstanding at end of period                       175,559             74,128            16,953
AETNA GROWTH VP
 Value at beginning of period      $13.173       $   14.437
 Value at end of period                          $   13.173
 Increase (decrease) in value of
 accumulation unit(1)                                 (8.75)%(6)
 Number of accumulation units
 outstanding at end of period                         2,695
AETNA GROWTH AND
INCOME VP
Value at beginning of period       $22.028       $   17.173         $   13.972        $   10.698
Value at end of period                           $   22.028         $   17.173        $   13.972
Increase (decrease) in value of
 accumulation unit(1)                                 28.27%             22.91%            30.61%
Number of accumulation units
 outstanding at end of period                    10,689,845         15,372,944        30,554,957
AETNA HIGH YIELD VP
 Value at beginning of period      $
 Value at end of period
 Increase (decrease) in value of
 accumulation unit(1)
 Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period       $14.444       $   10.924         $   10.000(8)
Value at end of period                           $   14.444         $   10.924
Increase (decrease) in value of
 accumulation unit(1)                                 32.23%              9.24%
Number of accumulation units
 outstanding at end of period                       266,429             89,498
AETNA INDEX PLUS MID
CAP VP
 Value at beginning of period      $
 Value at end of period
 Increase (decrease) in value of
 accumulation unit(1)
 Number of accumulation units
 outstanding at end of period

                                        1994           1993           1992            1991         1990           1989
                                  ---------------- ------------ ---------------- ------------- ------------ ----------------
AETNA ASCENT VP
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of
 accumulation unit(1)
 Number of accumulation units
 outstanding at end of period
AETNA BALANCED VP, INC
Value at beginning of period        $    11.164     $  10.286      $  12.717      $    10.882   $  10.423      $  10.000(4)
Value at end of period              $    10.971     $  11.164      $  10.286(3)   $    12.717   $  10.882      $  10.423
Increase (decrease) in value of
 accumulation unit(1)                     (1.73)%        8.54%              (3)         16.86%       4.40%          4.23%
Number of accumulation units
 outstanding at end of period         3,541,703       318,711          6,537        1,324,822     984,798        639,219
AETNA BOND VP
 Value at beginning of period       $    11.006     $  10.160      $  37.815      $    32.066   $  29.752      $  26.291
 Value at end of period             $    10.457     $  11.006      $  10.160(5)   $    37.815   $  32.066      $  29,752
 Increase (decrease) in value of
 accumulation unit(1)                     (4.99)%        8.33%              (5)         17.93%       7.78%         13.16%
 Number of accumulation units
 outstanding at end of period         1,988,960       166,913          4,196          427,893     358,454        366,176
AETNA CROSSROADS VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA GROWTH VP
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of
 accumulation unit(1)
 Number of accumulation units
 outstanding at end of period
AETNA GROWTH AND
INCOME VP
Value at beginning of period        $    10.940     $  10.378      $  84.249      $    67.496   $  66.174      $  51.900
Value at end of period              $    10.698     $  10.940      $  10.378(7)   $    84.249   $  67.496      $  66.174
Increase (decrease) in value of
 accumulation unit(1)                     (2.21)%        5.41%              (7)         24.82%       2.00%         27.50%
Number of accumulation units
 outstanding at end of period        11,117,383       879,670          3,107          908,777     810,126        831,547
AETNA HIGH YIELD VP
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of
 accumulation unit(1)
 Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS MID
CAP VP
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of
 accumulation unit(1)
 Number of accumulation units
 outstanding at end of period

--------------------------------------------------------------------------------

                                     1998          1997           1996            1995
                                  ---------- --------------- ------------- -----------------
AETNA INDEX PLUS SMALL
CAP VP
 Value at beginning of period      $
 Value at end of period
 Increase (decrease) in value of
 accumulation unit(1)
 Number of accumulation units
 outstanding at end of period
AETNA INTERNATIONAL VP
Value at beginning of period       $
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA LEGACY VP
 Value at beginning of period      $13.317      $ 11.776      $    10.443     $  10.000(2)
 Value at end of period                         $ 13.317      $    11.776     $  10.443
 Increase (decrease) in value of
 accumulation unit(1)                              13.08            12.76%         4.43%
 Number of accumulation units
 outstanding at end of period                    133,741           25,977         2,222
AETNA MONEY MARKET VP
Value at beginning of period       $11.930      $ 11.453      $    11.007     $  10.509
Value at end of period                          $ 11.930      $    11.453     $  11.007
Increase (decrease) in value of
 accumulation unit                                  4.16%            4.05%         4.73%
Number of accumulation units
 outstanding at end of period                    974,714        1,984,269     4,354,272
AETNA REAL ESTATE
SECURITIES VP
 Value at beginning of period      $
 Value at end of period
 Increase (decrease) in value of
 accumulation unit(1)
 Number of accumulation units
 outstanding at end of period
AETNA SMALL
COMPANY VP
Value at beginning of period       $13.654      $ 13.503
Value at end of period                          $ 13.654
Increase (decrease) in value of
 accumulation unit(1)                               1.12%(6)
Number of accumulation units
 outstanding at end of period                     17,392
AETNA VALUE
OPPORTUNITY VP
 Value at beginning of period      $13.261      $ 12.904
 Value at end of period                         $ 13.261
 Increase (decrease) in value of
 accumulation unit(1)                               2.77%(6)
 Number of accumulation units
 outstanding at end of period                      6,194
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period       $17.779      $ 14.992      $    13.480     $  10.518
Value at end of period                          $ 17.779      $    14.992     $  13.480
Increase (decrease) in value of
 accumulation unit(1)                              18.59%           11.22%        28.17%
Number of accumulation units
 outstanding at end of period                     20,122            6,303        25,730
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
 Value at beginning of period      $15.784      $ 12.475      $    11.054     $  10.000(2)
 Value at end of period                         $ 15.784      $    12.475     $  11.054
 Increase (decrease) in value of
 accumulation unit(1)                              26.53%           12.86%        10.54%
 Number of accumulation units
 outstanding at end of period                    328,562          208,072       294,244
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period       $13.904      $ 11.402      $    10.066     $  10.000(2)
Value at end of period                          $ 13.904      $    11.402     $  10.066
Increase (decrease) in value of
 accumulation unit(1)                              21.95%           13.27%         0.66%
Number of accumulation units
 outstanding at end of period                    229,060          199,720       288,576

                                       1994          1993            1992            1991         1990         1989
                                  -------------- ------------ ------------------ ------------ ------------ ------------
 AETNA INDEX PLUS SMALL
CAP VP
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of
 accumulation unit(1)
 Number of accumulation units
 outstanding at end of period
AETNA INTERNATIONAL VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA LEGACY VP
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of
 accumulation unit(1)
 Number of accumulation units
 outstanding at end of period
AETNA MONEY MARKET VP
Value at beginning of period        $   10.223     $ 10.031       $  34.122       $  32.431    $  30.285    $  28.029
Value at end of period              $   10.509     $ 10.223       $  10.031(9)    $  34.122    $  32.431    $  30.285
Increase (decrease) in value of
 accumulation unit                        2.79%        1.91%               (9)         5.21%        7.09%        8.05%
Number of accumulation units
 outstanding at end of period        1,822,449       90,782           2,808         548,425      722,438      653,619
AETNA REAL ESTATE
SECURITIES VP
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of
 accumulation unit(1)
 Number of accumulation units
 outstanding at end of period
AETNA SMALL
COMPANY VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA VALUE
OPPORTUNITY VP
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of
 accumulation unit(1)
 Number of accumulation units
 outstanding at end of period
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period        $   11.010     $ 10.296       $  10.000(10)
Value at end of period              $   10.518     $ 11.010       $  10.296
Increase (decrease) in value of
 accumulation unit(1)                    (4.47)%       6.93%           2.96%
Number of accumulation units
 outstanding at end of period              752        1,383              82
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of
 accumulation unit(1)
 Number of accumulation units
 outstanding at end of period
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period

--------------------------------------------------------------------------------

                                     1998        1997         1996           1995
                                  ---------- ------------ ------------ ----------------
FIDELITY VIP OVERSEAS
PORTFOLIO
 Value at beginning of period      $12.381    $  11.238    $  10.052      $  10.000(2)
 Value at end of period                       $  12.381    $  11.238      $  10.052
 Increase (decrease) in value of
 accumulation unit(1)                             10.17%       11.80%          0.52%
 Number of accumulation units
 outstanding at end of period                    51,781       38,994         33,813
FIDELITY VIP II
CONTRAFUND PORTFOLIO
Value at beginning of period       $15.374    $  12.540    $  10.468      $  10.000(2)
Value at end of period                        $  15.374    $  12.540      $  10.468
Increase (decrease) in value of
 accumulation unit(1)                             22.60%       19.79%          4.68%
Number of accumulation units
 outstanding at end of period                   465,699      273,189        379,862
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
 Value at beginning of period      $15.410    $  13.850    $  12.992      $  10.319
 Value at end of period                       $  15.410    $  13.850      $  12.992
 Increase (decrease) in value of
 accumulation unit(1)                             11.26%        6.60%         25.91%
 Number of accumulation units
 outstanding at end of period                   469,230      590,904        723,839
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period       $14.990    $  12.431    $  10.835      $  10.000(2)
Value at end of period                        $  14.990    $  12.431      $  10.835
Increase (decrease) in value of
 accumulation unit(1)                             20.58%       14.73%          8.35%
Number of accumulation units
 outstanding at end of period                   193,429       74,184          7,772
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
 Value at beginning of period      $14.393    $  13.040    $  12.094      $   9.886
 Value at end of period                       $  14.393    $  13.040      $  12.094
 Increase (decrease) in value of
 accumulation unit(1)                             10.37%        7.83%         22.33%
 Number of accumulation units
 outstanding at end of period                   109,812       96,128         84,048
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period       $15.414    $  12.716    $  10.870      $  10.000(2)
Value at end of period                        $  15.414    $  12.716      $  10.870
Increase (decrease) in value of
 accumulation unit(1)                             21.22%       16.98%          8.70%
Number of accumulation units
 outstanding at end of period                   179,226      132,465         26,022
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
 Value at beginning of period      $16.745    $  13.880    $  10.893      $  10.000(2)
 Value at end of period                       $  16.745    $  13.880      $  10.893
 Increase (decrease) in value of
 accumulation unit(1)                             20.64%       27.43%          8.93%
 Number of accumulation units
 outstanding at end of period                   953,522      520,275        227,582
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period       $13.896    $  13.132    $  10.479      $   9.079
Value at end of period                        $  13.896    $  13.132      $  10.479
Increase (decrease) in value of
 accumulation unit(1)                              5.82%       25.31%         15.42%
Number of accumulation units
 outstanding at end of period                   149,149      115,869        162,462
OPPENHEIMER GLOBAL
SECURITIES FUND
 Value at beginning of period      $
 Value at end of period
 Increase (decrease) in value of
 accumulation unit(1)
 Number of accumulation units
 outstanding at end of period


                                         1994               1993          1992           1991           1990            1989
                                     ------------      ------------   ------------    ------------   ------------    ------------
FIDELITY VIP OVERSEAS
PORTFOLIO
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of
 accumulation unit(1)
 Number of accumulation units
 outstanding at end of period
FIDELITY VIP II
CONTRAFUND PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
 JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
 Value at beginning of period         $  10.000(11)
 Value at end of period               $  10.319
 Increase (decrease) in value of
 accumulation unit(1)                      3.19%
 Number of accumulation units
 outstanding at end of period           131,702
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
 JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
 Value at beginning of period         $  10.000(11)
 Value at end of period               $   9.886
 Increase (decrease) in value of
 accumulation unit(1)                     (1.14)%
 Number of accumulation units
 outstanding at end of period            15,893
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
 JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of
 accumulation unit(1)
 Number of accumulation units
 outstanding at end of period
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period          $   9.716          $  10.000(12)
Value at end of period                $   9.079          $   9.716
Increase (decrease) in value of
 accumulation unit(1)                     (6.56)%            (2.84)%
Number of accumulation units
 outstanding at end of period           141,076             27,908
 OPPENHEIMER GLOBAL
SECURITIES FUND
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of
 accumulation unit(1)
 Number of accumulation units
 outstanding at end of period

--------------------------------------------------------------------------------

                                     1998          1997         1996      1995    1994     1993     1992     1991     1990    1989
                                  ---------    -----------   --------- -------- -------- -------- -------- -------- -------- -------
 OPPENHEIMER STRATEGIC
BOND FUND
 Value at beginning of period      $
 Value at end of period
 Increase (decrease) in value of
 accumulation unit(1)
 Number of accumulation units
 outstanding at end of period
PORTFOLIO PARTNERS
MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of period       $15.219      $  15.411
Value at end of period                          $  15.219
Increase (decrease) in value of
 accumulation unit(1)                               (1.24)%(6)
Number of accumulation units
 outstanding at end of period                     742,913
 PORTFOLIO PARTNERS
MFS RESEARCH GROWTH
PORTFOLIO
 Value at beginning of period      $12.744      $  12.995
 Value at end of period                         $  12.744
 Increase (decrease) in value of
 accumulation unit(1)                               (1.93)%(6)
 Number of accumulation units
 outstanding at end of period                     664,979
PORTFOLIO PARTNERS
MFS VALUE EQUITY
PORTFOLIO
Value at beginning of period       $21.343      $  21.038
Value at end of period                          $  21.343
Increase (decrease) in value of
 accumulation unit(1)                                1.45%(6)
Number of accumulation units
 outstanding at end of period                     296,540
 PORTFOLIO PARTNERS
SCUDDER INTERNATIONAL
GROWTH PORTFOLIO
 Value at beginning of period      $17.903      $  17.682
 Value at end of period                         $  17.903
 Increase (decrease) in value of
 accumulation unit(1)                                1.25%(6)
 Number of accumulation units
 outstanding at end of period                     411,600
PORTFOLIO PARTNERS T.
ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of period       $14.400      $  14.112
Value at end of period                          $  14.400
Increase (decrease) in value of
 accumulation unit(1)                                2.04%(6)
Number of accumulation units
 outstanding at end of period                     231,297

-----------------
(1) The above figures are calculated by subtracting the beginning accumulation unit value from the ending accumulation unit value, and dividing the result by the beginning accumulation unit value. These figures do not reflect the early withdrawal charges or the fixed dollar annual maintenance fee, if any. Inclusion of these charges would reduce the investment results shown.
(2) The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under the contract.
(3) The accumulation unit value was converted to $10.000 on November 2, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $12.991. On the date of conversion, additional units were issued so that Account Values were not changed as a result of the conversion. The percentage change in the accumulation unit value from the beginning of the year to the date of conversion was 2.15%; the percentage change in the accumulation unit value from the date of conversion to the end of the year was 2.86%.
(4) The initial accumulation unit value was established at $10.000 on June 23, 1989, the date on which the fund commenced operations.
(5) The accumulation unit value was converted to $10.000 on November 2, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $39.496. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the accumulation unit value from the beginning of the year to the date of conversion was 4.45%; the percentage change in the accumulation unit value from the date of conversion to the end of the year was 1.60%.

 (6) Reflects less than a full year of performance activity. Funds were first received in this option during November 1997.
 (7) The accumulation unit value was converted to $10.000 on November 2, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $85.546. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the accumulation unit value from the beginning of the year to the date of conversion was 1.54%; the percentage change in the accumulation unit value from the date of conversion to the end of the year was 3.78%.
 (8) The initial accumulation unit value was established at $10.000 during September 1996, when the portfolio became available under the contract.
 (9) The accumulation unit value was converted to $10.000 on November 2, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $34.828. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the accumulation unit value from the beginning of the year to the date of conversion was 2.07%; the percentage change in the accumulation unit value from the date of conversion to the end of the year was 0.31%.
(10) The initial accumulation unit value was established at $10.000 on November 2, 1992, the date on which the fund/portfolio became available under the contract.
(11) The initial accumulation unit value was established at $10.000 during October 1994, when the funds were first received in this option.
(12) The initial accumulation unit value was established at $10.000 on May 26, 1993, the date on which the fund became available under the contract.

                        Condensed Financial Information
--------------------------------------------------------------------------------
                                   TABLE III

          FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.50%
    INCLUDING A 0.25% ADMINISTRATIVE EXPENSE CHARGE BEGINNING APRIL 7, 1997 (Selected data for accumulation units outstanding throughout each period)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
The condensed financial information presented below for each of the periods in the two-year period ended December 31, 1998 (as applicable), is derived from the financial statements of the separate account, which have been audited by
      , independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1998 are included in the Statement of Additional Information.



                                                                  1998            1997
                                                               ----------   ----------------
 AETNA ASCENT VP
 Value at beginning of period                                   $15.364        $ 12.994
 Value at end of period                                                        $ 15.364
 Increase (decrease) in value of accumulation unit(1)                             18.24%(2)
 Number of accumulation units outstanding at end of period                          911
AETNA BALANCED VP, INC
Value at beginning of period                                    $18.954        $ 15.823
Value at end of period                                                         $ 18.954
Increase (decrease) in value of accumulation unit(1)                              19.79%(2)
Number of accumulation units outstanding at end of period                        25,112
 AETNA BOND VP
 Value at beginning of period                                   $13.337        $ 12.417
 Value at end of period                                                        $ 13.337
 Increase (decrease) in value of accumulation unit(1)                              7.41%(2)
 Number of accumulation units outstanding at end of period                       36,018
AETNA CROSSROADS VP
Value at beginning of period                                    $14.406        $ 12.428
Value at end of period                                                         $ 14.406
Increase (decrease) in value of accumulation unit(1)                              15.91%(2)
Number of accumulation units outstanding at end of period                         7,855
 AETNA GROWTH VP
 Value at beginning of period                                   $
 Value at end of period
 Increase (decrease) in value of accumulation unit(1)
 Number of accumulation units outstanding at end of period
AETNA GROWTH AND INCOME VP
Value at beginning of period                                    $21.988        $ 17.728
Value at end of period                                                         $ 21.988
Increase (decrease) in value of accumulation unit(1)                              24.03%(2)
Number of accumulation units outstanding at end of period                       188,162
 AETNA INDEX PLUS LARGE CAP VP
 Value at beginning of period                                   $14.418        $ 11.345
 Value at end of period                                                        $ 14.418
 Increase (decrease) in value of accumulation unit(1)                             27.09%(2)
 Number of accumulation units outstanding at end of period                       11,672
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                                    $
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end of period
 AETNA INDEX PLUS SMALL CAP VP
 Value at beginning of period                                   $
 Value at end of period
 Increase (decrease) in value of accumulation unit(1)
 Number of accumulation units outstanding at end of period
AETNA LEGACY VP
Value at beginning of period                                    $13.292        $ 12.076
Value at end of period                                                         $ 13.292
Increase (decrease) in value of accumulation unit(1)                              10.07%(3)
Number of accumulation units outstanding at end of period                           397
 AETNA MONEY MARKET VP
 Value at beginning of period                                   $11.908        $ 11.572
 Value at end of period                                                        $ 11.908
 Increase (decrease) in value of accumulation unit(1)                              2.91%(2)
 Number of accumulation units outstanding at end of period                       23,882
AETNA SMALL COMPANY VP
Value at beginning of period                                    $
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end of period

--------------------------------------------------------------------------------

                                                                  1998             1997
                                                               ----------   ------------------
 AETNA VALUE OPPORTUNITY VP
 Value at beginning of period                                   $
 Value at end of period
 Increase (decrease) in value of accumulation unit(1)
 Number of accumulation units outstanding at end of period
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                    $15.755        $  12.668
Value at end of period                                                         $  15.755
Increase (decrease) in value of accumulation unit(1)                               24.37%(2)
Number of accumulation units outstanding at end of period                          9,385
 FIDELITY VIP GROWTH PORTFOLIO
 Value at beginning of period                                   $13.879        $  11.373
 Value at end of period                                                        $  13.879
 Increase (decrease) in value of accumulation unit(1)                              22.03%(2)
 Number of accumulation units outstanding at end of period                         8,432
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                    $12.358        $  11.356
Value at end of period                                                         $  12.358
Increase (decrease) in value of accumulation unit(1)                                8.83%(2)
Number of accumulation units outstanding at end of period                          2,264
 FIDELITY VIP II CONTRAFUND PORTFOLIO
 Value at beginning of period                                   $15.346        $  12.473
 Value at end of period                                                        $  15.346
 Increase (decrease) in value of accumulation unit(1)                              23.04%(2)
 Number of accumulation units outstanding at end of period                        19,168
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                    $15.382        $  12.282
Value at end of period                                                         $  15.382
Increase (decrease) in value of accumulation unit(1)                               25.24%(2)
Number of accumulation units outstanding at end of period                         10,357
 JANUS ASPEN BALANCED PORTFOLIO
 Value at beginning of period                                   $14.963        $  12.742
 Value at end of period                                                        $  14.963
 Increase (decrease) in value of accumulation unit(1)                              17.43%(2)
 Number of accumulation units outstanding at end of period                         7,255
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                    $14.367        $  13.043
Value at end of period                                                         $  14.367
Increase (decrease) in value of accumulation unit(1)                               10.15%(2)
Number of accumulation units outstanding at end of period                          2,833
 JANUS ASPEN GROWTH PORTFOLIO
 Value at beginning of period                                   $15.386        $  12.975
 Value at end of period                                                        $  15.386
 Increase (decrease) in value of accumulation unit(1)                              18.58%(2)
 Number of accumulation units outstanding at end of period                         3,305
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                    $16.714        $  14.460
Value at end of period                                                         $  16.714
Increase (decrease) in value of accumulation unit(1)                               15.59%(2)
Number of accumulation units outstanding at end of period                         23,481
 LEXINGTON NATURAL RESOURCES TRUST
 Value at beginning of period                                   $13.870        $  12.300
 Value at end of period                                                        $  13.870
 Increase (decrease) in value of accumulation unit(1)                              12.77%(2)
 Number of accumulation units outstanding at end of period                         4,339
OPPENHEIMER GLOBAL SECURITIES FUND
Value at beginning of period                                    $
Value at end of period
Increase (decrease) in value of accumulation unit(1)
Number of accumulation units outstanding at end of period
 OPPENHEIMER STRATEGIC BOND FUND
 Value at beginning of period                                   $
 Value at end of period
 Increase (decrease) in value of accumulation unit(1)
 Number of accumulation units outstanding at end of period
PORTFOLIO PARTNERS MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                    $15.192        $  15.386
Value at end of period                                                         $  15.192
Increase (decrease) in value of accumulation unit(1)                               (1.26)%(4)
Number of accumulation units outstanding at end of period                         11,491
 PORTFOLIO PARTNERS MFS RESEARCH GROWTH PORTFOLIO
 Value at beginning of period                                   $12.721        $  12.975
 Value at end of period                                                        $  12.721
 Increase (decrease) in value of accumulation unit(1)                              (1.95)(4)
 Number of accumulation units outstanding at end of period                        17,743

--------------------------------------------------------------------------------

                                                                  1998             1997
                                                               ----------   ------------------
 PORTFOLIO PARTNERS MFS VALUE EQUITY PORTFOLIO
 Value at beginning of period                                  $21.304         $  21.005
 Value at end of period                                                        $  21.304
 Increase (decrease) in value of accumulation unit(1)                              (1.42)%(4)
 Number of accumulation units outstanding at end of period                         2,468
PORTFOLIO PARTNERS SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                   $17.870         $  17.653
Value at end of period                                                         $  17.870
Increase (decrease) in value of accumulation unit(1)                                1.23%(4)
Number of accumulation units outstanding at end of period                          4,502
 PORTFOLIO PARTNERS T. ROWE PRICE GROWTH EQUITY PORTFOLIO
 Value at beginning of period                                  $14.374         $  14.090
 Value at end of period                                                        $  14.374
 Increase (decrease) in value of accumulation unit(1)                               2.02%(4)
 Number of accumulation units outstanding at end of period                        14,429

-----------------
(1) The above figures are calculated by subtracting the beginning accumulation unit value from the ending accumulation unit value, and dividing the result by the beginning accumulation unit value. These figures do not reflect the early withdrawal charges or the fixed dollar annual maintenance fee, if any. Inclusion of these charges would reduce the investment results shown.
(2) Reflects less than a full year of performance activity. Funds were first received in this option during April 1997.
(3) Reflects less than a full year of performance activity. Funds were first received in this option during May 1997.
(4) Reflects less than a full year of performance activity. Funds were first received in this option during November 1997.

                        Condensed Financial Information
--------------------------------------------------------------------------------
                                   TABLE IV

                    FOR CONTRACTS CONTAINING LIMITS ON FEES
   (Selected data for accumulation units outstanding throughout each period)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
The condensed financial information presented below for each of the periods in the two-year period ended December 31, 1998 (as applicable), is derived from the financial statements of the separate account, which have been audited by
      , independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1998 are included in the Statement of Additional Information.



                                                                  1998              1997
                                                               ----------   --------------------
 AETNA ASCENT VP
 Value at beginning of period                                   $15.422          $ 13.943
 Value at end of period                                                          $ 15.422
 Increase (decrease) in value of accumulation unit(1)                               10.61%(2)
 Number of accumulation units outstanding at end of period                         23,868
AETNA BALANCED VP, INC
Value at beginning of period                                    $19.016          $ 16.898
Value at end of period                                                           $ 19.016
Increase (decrease) in value of accumulation unit(1)                                12.53%(2)
Number of accumulation units outstanding at end of period                         477,504
 AETNA BOND VP
 Value at beginning of period                                   $13.373          $ 12.747
 Value at end of period                                                          $ 13.373
 Increase (decrease) in value of accumulation unit(1)                                4.91%(2)
 Number of accumulation units outstanding at end of period                        489,431
AETNA CROSSROADS VP
Value at beginning of period                                    $14.461          $ 13.178
Value at end of period                                                           $ 14.461
Increase (decrease) in value of accumulation unit(1)                                 9.74%(2)
Number of accumulation units outstanding at end of period                          10,798
 AETNA GROWTH AND INCOME VP
 Value at beginning of period                                   $22.060          $ 19.527
 Value at end of period                                                          $ 22.060
 Increase (decrease) in value of accumulation unit(1)                               12.97%(2)
 Number of accumulation units outstanding at end of period                       4,106,796
AETNA LEGACY VP
Value at beginning of period                                    $13.343          $ 12.335
Value at end of period                                                           $ 13.343
Increase (decrease) in value of accumulation unit(1)                                 8.18%(2)
Number of accumulation units outstanding at end of period                           2,254
 AETNA MONEY MARKET VP
 Value at beginning of period                                   $11.930          $ 11.654
 Value at end of period                                                          $ 11.930
 Increase (decrease) in value of accumulation unit(1)                                2.37%(2)
 Number of accumulation units outstanding at end of period                        580,412
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                    $15.784          $ 14.017
Value at end of period                                                           $ 15.784
Increase (decrease) in value of accumulation unit(1)                                12.60%(2)
Number of accumulation units outstanding at end of period                          35,342
 FIDELITY VIP GROWTH PORTFOLIO
 Value at beginning of period                                   $13.904          $ 12.498
 Value at end of period                                                          $ 13.904
 Increase (decrease) in value of accumulation unit(1)                               11.26%(2)
 Number of accumulation units outstanding at end of period                          3,029
FIDELITY VIP II CONTRAFUND PORTFOLIO
Value at beginning of period                                    $15.374          $ 13.535
Value at end of period                                                           $ 15.374
Increase (decrease) in value of accumulation unit(1)                                13.59%(2)
Number of accumulation units outstanding at end of period                          13,675
 JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
 Value at beginning of period                                   $15.410          $ 13.806
 Value at end of period                                                          $ 15.410
 Increase (decrease) in value of accumulation unit(1)                               11.62%(2)
 Number of accumulation units outstanding at end of period                         19,818
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                    $14.990          $ 13.554
Value at end of period                                                           $ 14.990
Increase (decrease) in value of accumulation unit(1)                                10.60%(2)
Number of accumulation units outstanding at end of period                           2,819
 JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
 Value at beginning of period                                   $
 Value at end of period
 Increase (decrease) in value of accumulation unit(1)
 Number of accumulation units outstanding at end of period

--------------------------------------------------------------------------------

                                                                  1998             1997
                                                               ----------   ------------------
 JANUS ASPEN GROWTH PORTFOLIO
 Value at beginning of period                                  $15.414         $  13.985
 Value at end of period                                                        $  15.414
 Increase (decrease) in value of accumulation unit(1)                              10.22%(2)
 Number of accumulation units outstanding at end of period                           750
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                   $16.745         $  15.851
Value at end of period                                                         $  16.745
Increase (decrease) in value of accumulation unit(1)                                5.64%(2)
Number of accumulation units outstanding at end of period                         44,433
 LEXINGTON NATURAL RESOURCES TRUST
 Value at beginning of period                                  $13.896         $  13.610
 Value at end of period                                                        $  13.896
 Increase (decrease) in value of accumulation unit(1)                               2.10%(2)
 Number of accumulation units outstanding at end of period                         1,753
PORTFOLIO PARTNERS MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                   $15.219         $  15.411
Value at end of period                                                         $  15.219
Increase (decrease) in value of accumulation unit(1)                               (1.24)%(3)
Number of accumulation units outstanding at end of period                         11,848
 PORTFOLIO PARTNERS MFS RESEARCH GROWTH PORTFOLIO
 Value at beginning of period                                  $12.744         $  12.995
 Value at end of period                                                        $  12.744
 Increase (decrease) in value of accumulation unit(1)                              (1.93)%(3)
 Number of accumulation units outstanding at end of period                       141,582
PORTFOLIO PARTNERS MFS VALUE EQUITY PORTFOLIO
Value at beginning of period                                   $21.343         $  21.038
Value at end of period                                                         $  21.343
Increase (decrease) in value of accumulation unit(1)                               (1.45)%(3)
Number of accumulation units outstanding at end of period                          8,563
 PORTFOLIO PARTNERS SCUDDER INTERNATIONAL GROWTH PORTFOLIO
 Value at beginning of period                                  $17.903         $  17.682
 Value at end of period                                                        $  17.903
 Increase (decrease) in value of accumulation unit(1)                               1.25%(3)
 Number of accumulation units outstanding at end of period                         3,986
PORTFOLIO PARTNERS T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                                   $14.400         $  14.112
Value at end of period                                                         $  14.400
Increase (decrease) in value of accumulation unit(1)                                2.04%(3)
Number of accumulation units outstanding at end of period                          3,310

-----------------
(1) The above figures are calculated by subtracting the beginning accumulation unit value from the ending accumulation unit value, and dividing the result by the beginning accumulation unit value. These figures do not reflect the early withdrawal charges or the fixed dollar annual maintenance fee, if any. Inclusion of these charges would reduce the investment results shown.
(2) Reflects less than a full year of performance activity. Funds were first received in this option during June 1997.
(3) Reflects less than a full year of performance activity. Funds were first received in this option during November 1997.

                         For Master Applications Only

--------------------------------------------------------------------------------
I hereby acknowledge receipt of an Account B Group Deferred Variable Prospectus dated May 3, 1999 for Employer-Sponsored Deferred Compensation Plans, as well as all current prospectuses pertaining to the variable investment options available under the Contracts.

--- Please send an Account B Statement of Additional Information (Form No. SAI.75996-99) dated May 3, 1999.
--------------------------------------------------------------------------------
                         CONTRACT HOLDER' S SIGNATURE



--------------------------------------------------------------------------------
                                     DATE

PROS.75996-99

--------------------------------------------------------------------------------
                           VARIABLE ANNUITY ACCOUNT B
                                       OF
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY
--------------------------------------------------------------------------------

              Statement of Additional Information dated May 3, 1999


             Group Variable Annuity Contracts for Employer-Sponsored
                           Deferred Compensation Plans

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account B (the "Separate Account") dated May 3, 1999.

A free prospectus is available upon request from the local Aetna Life Insurance and Annuity Company office or by writing to or calling:


                    Aetna Life Insurance and Annuity Company
                                Customer Service
                              151 Farmington Avenue
                           Hartford, Connecticut 06156
                                 1-800-525-4225


Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.



                                TABLE OF CONTENTS

                                                                            Page

General Information and History...........................................    2
Variable Annuity Account B................................................    2
Offering and Purchase of Contracts........................................    3
Performance Data..........................................................    3
      General.............................................................    3
      Average Annual Total Return Quotations..............................    4
Income Phase Payments.....................................................    8
Sales Material and Advertising............................................    9
Independent Auditors......................................................    9
Financial Statements of the Separate Account..............................  S-1
Financial Statements of Aetna Life Insurance and Annuity Company..........  F-1

                         GENERAL INFORMATION AND HISTORY


Aetna Life Insurance and Annuity Company (the "Company," we, us, our) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954). As of December 31, 1998, the Company (ALIAC) had $___ billion invested through its products, including $___ billion in its separate accounts (of which the Company or an affiliate oversees the management of $___ billion) and $___ billion in its mutual funds offered outside of its separate accounts. The Company is ranked among the top __% of all U.S. life insurance companies based on assets as of December 31, 1997. The Company is an indirect wholly owned subsidiary of Aetna Inc. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.


In addition to serving as the principal underwriter and the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940, and a registered broker-dealer under the Securities Exchange Act of 1934. We provide investment advice to several of the registered management investment companies offered as variable investment options under the contracts funded by the separate account (see "Variable Annuity Account B" below).

Other than the mortality and expense risk charge and administrative expense charge described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. See "Fees" in the prospectus. We receive reimbursement for certain administrative costs from some advisers of the funds used as funding options under the contract. These fees generally range up to 0.425%.

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.


From this point forward, the term "contract(s)" refers only to those offered through the prospectus.


                           VARIABLE ANNUITY ACCOUNT B

Variable Annuity Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

The funds currently available under the contract are as follows:



o Aetna Ascent VP
o Aetna Balanced VP, Inc.
o Aetna Income Shares d/b/a Aetna Bond VP
o Aetna Crossroads VP
o Aetna Growth VP
o Aetna Variable Fund d/b/a Aetna Growth and Income VP
o Aetna High Yield VP
o Aetna Index Plus Large Cap VP
o Aetna Index Plus Mid Cap VP
o Aetna Index Plus Small Cap VP
o Aetna International VP
o Aetna Legacy VP
o Aetna Variable Encore Fund d/b/a Aetna Money Market VP
o Aetna Real Estate Securities VP
o Aetna Small Company VP
o Aetna Value Opportunity VP
o AIM V.I. Capital Appreciation Fund
o AIM V.I. Growth Fund
o AIM V.I. Growth and Income Fund
o AIM V.I. Value Fund
o Calvert Social Balanced Portfolio
o Fidelity VIP Equity-Income Portfolio
o Fidelity VIP Growth Portfolio
o Fidelity VIP Overseas Portfolio
o Fidelity VIP II Contrafund Portfolio
o Janus Aspen Aggressive Growth Portfolio
o Janus Aspen Balanced Portfolio
o Janus Aspen Flexible Income Portfolio
o Janus Aspen Growth Portfolio
o Janus Aspen Worldwide Growth Portfolio
o Lexington Natural Resources Trust*
o Oppenheimer Global Securities Fund
o Oppenheimer Strategic Bond Fund
o Portfolio Partners MFS Emerging Equities Portfolio
o Portfolio Partners MFS Research Growth Portfolio
o Portfolio Partners MFS Value Equity Portfolio
o Portfolio Partners Scudder International Growth Portfolio
o Portfolio Partners T. Rowe Price Growth Equity Portfolio



* Transfers or deposits are not allowed into the subaccount investing in this fund, except from accounts established under the contract before May 1, 1998. As soon as all those who have current allocations to the subaccount under the contract have redirected their allocations to other investment options, we will close the subaccount to all investments.

Complete descriptions of each of the funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the funds.

                       OFFERING AND PURCHASE OF CONTRACTS

The Company is both the depositor and the principal underwriter for the securities sold by the prospectus. We offer the contracts through life insurance agents licensed to sell variable annuities who are registered representatives of the Company or of other registered broker-dealers who have sales agreements with the Company. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections titled "Contract Ownership and Rights" and "Your Account Value."

                                PERFORMANCE DATA

GENERAL

From time to time, we may advertise different types of historical performance for the subaccounts of the separate account available under the contracts. We may advertise the "standardized average annual total returns," calculated in a manner prescribed by the Securities and Exchange Commission (the "standardized return"), as well as "non-standardized returns," both of which are described below.

The standardized and non-standardized total return figures are computed according to a formula in which a hypothetical initial payment of $1,000 is applied to the various subaccounts under the contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. The standardized figures use the actual returns of the fund since the date contributions were first received in the fund under the separate account and then adjust them to reflect the deduction of all recurring charges under the contracts during each period (e.g., mortality and expense risk charges, maintenance fees, administrative expense charges, and early withdrawal charges). These charges will be deducted on a pro rata basis in the case of fractional periods. The maintenance fee is converted to a percentage of assets based on the average account size under the contracts described in the prospectus. The total return figures shown below may be different from the actual historical total return under your contract because for periods prior to 1994, the subaccount's investment performance was based on the performance of the underlying fund plus any cash held by the subaccount.


The non-standardized figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable early withdrawal charge, and in some advertisements will also exclude the effect of the maintenance fee. The deduction of the early withdrawal charge and the maintenance fee would decrease the level of performance shown if reflected in these calculations. The non-standardized figures may also include monthly, quarterly, year-to-date and three year periods, and may include returns calculated from the fund's inception date and/or the date contributions were first received in the fund under the separate account. The non-standardized returns shown in the tables below reflect the deduction of all charges under the contract except the early withdrawal charge. The maintenance fee has been deducted for the purposes of calculating the returns.


Investment results of the subaccounts will fluctuate over time, and any presentation of the subaccounts' total return quotations for any prior period should not be considered as a representation of how the subaccounts will perform in any future period. Additionally, the contract value and/or account value upon redemption may be more or less than your original cost.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - Standardized and Non-Standardized


The tables below show the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 1998 for the subaccounts under installment payment accounts with a $20 annual maintenance fee. Both sets of returns below reflect a mortality and expense risk charge of 1.25% annually and the 0.25% administrative expense charge applicable under some contracts. The non-standardized returns do not reflect the deduction of the early withdrawal charge. We may also advertise returns based on other fee schedules that apply to a particular contract holder. These fee schedules may result in higher returns than those shown.


For the subaccounts funded by the Portfolio Partners portfolios, two sets of performance returns are shown for each subaccount: one showing performance based solely on the performance of the Portfolio Partners portfolio from November 28, 1997, the date the Portfolio commenced operations; and one quotation based on
(a) performance through November 26, 1997 of the fund it replaced under many contracts and; (b) after November 26, 1997, based on the performance of the Portfolio Partners portfolio.

For those subaccounts where results are not available for the full calendar period indicated, performance for such partial periods is shown in the column labeled "Since Inception." For standardized performance, the "Since Inception" column shows the average annual return since the date contributions were first received in the fund under the separate account. For non-standardized performance, the "Since Inception" column shows average annual total return since the fund's inception date.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Date
                                                                                                                      Contributions
                    Installment Payment Account                                                                           First
                       ($20 Maintenance Fee)                                         STANDARDIZED                        Received
                                                                                                                        Under the
                                                                                                                         Separate
                                                                                                                         Account
-----------------------------------------------------------------------------------------------------------------------------------
                             SUBACCOUNT                             1 Year        5 Year      10 Year     Inception*
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                                                                                          08/31/95
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.                                                                                                  06/30/89
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                                                                                      08/31/95
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP                                                                                                          05/30/97
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                                                                                            10/31/96
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                                                                                          08/31/95
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                                                                                                   05/30/97
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP                                                                                               05/30/97
-----------------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio                                                                                        11/30/92
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                                                                     12/30/94
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                                                                            12/30/94
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                                                                          01/31/95
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio                                                                                     06/30/95
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                                                                                  10/31/94
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                                                                                           01/31/95
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio                                                                                    10/31/94
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                                                                             07/29/94
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                                                                                   04/28/95
-----------------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust                                                                                        05/26/93
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Emerging Equities Portfolio                                                                       11/28/97
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/ Portfolio Partners MFS Emerging                                                                09/30/93
Equities(3)
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Research Growth Portfolio                                                                         11/28/97
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/ Portfolio Partners MFS
  Research Growth(3)                                                                                                     08/31/92
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Value Equity Portfolio                                                                            11/28/97
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Growth/ Portfolio Partners MFS Value
  Equity(3)                                                                                                              11/30/92
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners Scudder International Growth Portfolio                                                                11/28/97
-----------------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio Class A/ Portfolio Partners Scudder
  International Growth(3)                                                                                                08/31/92
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners T. Rowe Price Growth Equity Portfolio                                                                 11/28/97
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/ Portfolio Partners T. Rowe Price Growth                                                           02/28/95
Equity(3)
-----------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

* Reflects performance from the date contributions were first received in the fund under the separate account.

(1) These funds have been available through the separate account for more than ten years.

(2) The current yield for the subaccount for the 7-day period ended December 31, 1998 (on an annualized basis) was ____%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above except the maximum 5% early withdrawal charge.

(3) The fund first listed was replaced with the applicable Portfolio Partners Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced fund may not have been available under all contracts. The "Date Contributions First Received Under Separate Account" refers to the applicable date for the replaced fund.

------------------------------------------------------------------------------------------------------------------------------------
                    Installment Payment Account                                                                               Fund
                       ($20 Maintenance Fee)                                          NON-STANDARDIZED                     Inception
                                                                                                                              Date
------------------------------------------------------------------------------------------------------------------------------------
                             SUBACCOUNT                             1 Year    3 Years    5 Years    10 Years  Inception**
------------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                                                                                             07/05/95
------------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.                                                                                                     04/03/89
------------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)
------------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                                                                                         07/05/95
------------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP(1)                                                                                                          12/13/96
------------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP
------------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                                                                                               09/16/96
------------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                                                                                             07/05/95
------------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)
------------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                                                                                                      12/27/96
------------------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP                                                                                                  12/13/96
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                                                                          05/05/93
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                                                                                        05/05/93
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income Fund                                                                                             05/02/94
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                                                                                         05/05/93
------------------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio                                                                                        01/03/95
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                                                                                     09/13/93
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                                                                                              09/13/93
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio                                                                                       09/13/93
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                                                                                09/13/93
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                                                                                      09/13/93
------------------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust                                                                                           10/14/91
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund                                                                                          11/12/90
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund                                                                                             05/03/93
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Emerging Equities Portfolio                                                                          11/28/97
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/ Portfolio Partners MFS Emerging                                                                   09/21/88
Equities(3)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Research Growth Portfolio                                                                            11/28/97
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/ Portfolio Partners MFS
  Research Growth(3)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Value Equity Portfolio                                                                               11/28/97
------------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Growth/ Portfolio Partners MFS Value
  Equity(3)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners Scudder International Growth Portfolio                                                                   11/28/97
------------------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio Class A/ Portfolio Partners Scudder
  International Growth(3)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners T. Rowe Price Growth Equity Portfolio                                                                    11/28/97
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/ Portfolio Partners T. Rowe Price Growth                                                              01/09/89
Equity(3)
------------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

** Reflects performance from the fund's inception date.

(1) These funds have been in operation for more than ten years.

(2) The current yield for the subaccount for the 7-day period ended December 31, 1998 (on an annualized basis) was ____%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above. As in the table above, the maximum 5% early withdrawal charge is not reflected.

(3) The fund first listed was replaced with the applicable Portfolio Partners Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced fund may not have been available under all contracts. The "Fund Inception Date" refers to the applicable date for the replaced fund. If no date is shown, the replaced fund has been in operation for more than ten years.

                              INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see "Income Phase" in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first payment is due. Such value (less any applicable premium tax) is applied to provide payments to you in accordance with the payment option and investment options elected.

The Annuity option tables found in the contract show, for each option, the amount of the first payment for each $1,000 of value applied. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first payment based on a particular investment option, and
(b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see "Your Account Value" in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:
--------
Assume that, at the date payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax is payable and that the Annuity table in the contract provides, for the payment option elected, a first monthly variable payment of $6.68 per $1000 of value applied; the annuitant's first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate subaccount is
1.0015000 as of the tenth valuation preceding the due date of the second monthly payment, multiplying this factor by .9999058* (to neutralize the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.0014057. This is then multiplied by the Annuity Unit value for the prior valuation (assume such value to be $13.504376) to produce an Annuity Unit value of $13.523359 for the valuation occurring when the second payment is due.

The second monthly payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.523359, which produces a payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to neutralize such assumed rate would be .9998663.

                         SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS

KPMG Peat Marwick LLP, CityPlace II, Hartford, Connecticut 06103-4103, are the independent auditors for the separate account and for the Company. The services provided to the separate account include primarily the examination of the separate account's financial statements and the review of filings made with the SEC.

                              FINANCIAL STATEMENTS


                           VARIABLE ANNUITY ACCOUNT B


                                      Index


Statement of Assets and Liabilities........................................ S-2
Statements of Operations and Changes in Net Assets......................... S-6
Notes to Financial Statements.............................................. S-7
Independent Auditors' Report............................................... S-25

Form No. SAI.75996-99                                         ALIAC Ed. MAY 1999

                           VARIABLE ANNUITY ACCOUNT B
                           PART C - OTHER INFORMATION

Item 24.      Financial Statements and Exhibits

     (a) Financial Statements:

         (1)      Included in Part A:

                  Condensed Financial Information*

         (2)      Included in Part B:

                  Financial Statements of Variable Annuity Account B:*

                  -   Statement of Assets and Liabilities as of December 31,
                      1998

                  - Statements of Operations and Changes in Net Assets for the years ended December 31, 1998 and 1997

                  -   Notes to Financial Statements

                  -   Independent Auditors' Report

                  Financial Statements of the Depositor:*

                  -   Independent Auditors' Report

                  - Consolidated Statements of Income for the years ended December 31, 1998, 1997 and 1996

                  -   Consolidated Balance Sheets as of December 31, 1998 and
                      1997

                  - Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 1998, 1997 and 1996

                  - Consolidated Statements of Cash Flows for the years ended December 31, 1998, 1997 and 1996

                  -   Notes to Consolidated Financial Statements

*To be filed by amendment.

     (b) Exhibits

         (1) Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company establishing Variable Annuity Account B(1)

         (2)      Not applicable

         (3.1)    Broker-Dealer Agreement(2)

         (3.2) Alternative Form of Wholesaling Agreement and Related Selling Agreement(3)

         (4.1)    Variable Annuity Contract (G-CDA-HF)(4)

         (4.2)    Variable Annuity Certificate (GTCC-HF)(5)

         (4.3)    Variable Annuity Contract (IA-CDA-IA)(4)

         (4.4)    Variable Annuity Contract (G-CDA-HD)(6)

         (4.5) Variable Annuity Contract Certificate (GTCC-HD) to Contract G-CDA-HD(7)

         (4.6) Variable Annuity Contracts (GID-CDA-HO), (GLID-CDA-HO) and (GSD-CDA-HO)(8)

         (4.7)    Variable Annuity Contract (I-CDA-HD)(9)

         (4.8)    Endorsement (EGET-IC(R)) to Contract G-CDA-HF(3)

         (4.9) Endorsements (EIGET-IC(R)), (EIGF-IC) and (EGF-IC (SPD)) to Contract IA-CDA-IA(10)

         (4.10) Endorsement (EFUND97) to Contracts GID-CDA-HO, GLID-CDA-HO and GSD-CDA-HO(4)

         (4.11) Endorsement (E98-G-CDA-HF/HD) to Contracts G-CDA-HF and G-CDA-HD(11)

         (4.12) Endorsement (E98-CDA-HO) to Contracts GLID-CDA-HO, GID-CDA-HO and GSD-CDA-HO(11)

         (4.13)   Endorsement (E2ACB95) to Contract GLID-CDA-HO(8)

         (4.14)   Endorsement (EGETE-IC(R)) to Contract GLID-CDA-HO(12)

         (5.1)    Variable Annuity Contract Application (300-GTD-IA)(13)

         (5.2)    Variable Annuity Contract Application (710.00.141)(14)

         (6.1) Certification of Incorporation of Aetna Life Insurance and Annuity Company(15)

         (6.2) Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity Company(9)

         (6.3) By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company(16)

         (7)      Not applicable

         (8.1) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and AIM dated June 30, 1998(17)

         (8.2) Service Agreement between Aetna Life Insurance and Annuity Company and AIM effective June 30, 1998(17)

         (8.3) Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(2)

         (8.4) Amendment dated November 9, 1998 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(18)

         (8.5) Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(2)

         (8.6) Amendment dated November 4, 1998 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(18)

         (8.7) Fund Participation Agreement among Calvert Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company dated December 1, 1997(19)

         (8.8) Service Agreement between Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company Dated December 1, 1997(19)

         (8.9) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(9)

         (8.10) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(20)

         (8.11) Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997(21)

         (8.12) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997(2)

         (8.13) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distribution Corporation dated February 1, 1994 and amended December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(9)

         (8.14) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(20)

         (8.15) Sixth Amendment dated as of January 20, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997(22)

         (8.16) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and January 20, 1998(2)

         (8.17) Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(23)

         (8.18) Amendment dated January 1, 1997 to Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(20)

         (8.19) Service Contract between Fidelity Distributors Corporation and Aetna Life Insurance and Annuity Company dated May 2, 1997(18)

         (8.20) Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(24)

         (8.21) Amendment dated October 12, 1998 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(18)

         (8.22) Service Agreement between Janus Capital Corporation and Aetna Life Insurance and Annuity Company dated December 8, 1997(24)

         (8.23) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Lexington Management Corporation regarding Natural Resources Trust dated December 1, 1988 and amended on February 11, 1991(3)

         (8.24) Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(25)

         (8.25) Service Agreement effective as of March 11, 1997 between Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity Company(25)

         (9)      Opinion and Consent of Counsel*

         (10)     Consent of Independent Auditors*

         (11)     Not applicable

         (12)     Not applicable

         (13)     Schedule for Computation of Performance Data(26)

         (14)     Not applicable

         (15.1)   Powers of Attorney(17)

         (15.2)   Authorization for Signatures(3)

*To be filed by amendment.

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 22, 1996 (Accession No. 0000950146-96-000563).

2. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed electronically on June 8, 1998 (Accession No. 0000950146-98-000983).

3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 12, 1996 (Accession No. 0000912057-96-006383).

4. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on July 29, 1997 (Accession No. 0000950146-97-001101).

5. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75980), as filed electronically on February 12, 1997 (Accession No. 0000950146-97-000171).

6. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75982), as filed electronically on April 22, 1996 (Accession No. 0000912057-96-006790).

7. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-01107), as filed electronically on February 4, 1999 (Accession No. 0000950146-99-000124).

8. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75982), as filed electronically on February 20, 1997 (Accession No. 0000950146-97-000217).

9. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 11, 1997 (Accession No. 0000950146-97-000159).

10. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on August 30, 1996 (Accession No. 0000928389-96-000150).

11. Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 33-75982), as filed electronically on April 13, 1998 (Accession No. 0000950146-98-000610).

12. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on August 30, 1996 (Accession No. 0000950146-96-000534).

13. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on August 19, 1997 (Accession No. 0000950146-97-001302).

14. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 33-75996), as filed electronically on August 21, 1997 (Accession No. 0000950146-97-001302).

15. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed electronically on April 15, 1996 (Accession No. 0000950146-96-000534).

16. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed electronically on October 30, 1997 (Accession No. 0000950146-97-001589).

17. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed electronically on August 4, 1998 (Accession No. 0000950146-98-001283).

18 Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed electronically on December 14, 1998 (Accession No. 0000950146-98-002092).

19. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed electronically on February 19, 1998 (Accession No. 0000950146-98-000248).

20. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on September 29, 1997 (Accession No. 0000950146-97-001485).

21. Incorporated by Reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 9, 1998 (Accession No. 0000950146-98-000179).

22. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed electronically on February 24, 1998 (Accession No. 0000950146-98-000267).

23. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed electronically on June 28, 1996 (Accession No. 0000928389-96-000136).

24. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed electronically on December 31, 1997 (Accession No. 0000950146-97-001982).

25. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on April 16, 1997 (Accession No. 0000950146-97-000617).

26. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75996), as filed electronically on April 16, 1998 (Accession No. 0000950146-98-000643).

Item 25.      Directors and Officers of the Depositor

Name and Principal
Business Address*           Positions and Offices with Depositor
-----------------           ------------------------------------

Thomas J. McInerney         Director and President

Shaun P. Mathews            Director and Senior Vice President

Catherine H. Smith          Director, Chief Financial Officer and Senior Vice
                            President

Deborah Koltenuk            Vice President, Treasurer and Corporate Controller

Therese M. Squillacote      Vice President and Chief Compliance Officer

Kirk P. Wickman             Vice President, General Counsel and Corporate Secretary

* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     Incorporated herein by reference to Item 26 of Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed electronically on December 14, 1998 (Accession No. 0000950146-98-002092).

Item 27.      Number of Contract Owners

     As of December 31, 1998, there were 15,102 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B.

Item 28.      Indemnification

Section 21 of Public Act No. 97-246 of the Connecticut General Assembly (the "Act") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes, as amended by Sections 12 to 20, inclusive, of this Act. Reference is hereby made to Section 33-771(e) of the Connecticut General Statutes ("CGS") regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director. In the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29.      Principal Underwriter

     (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (Aetna) also acts as the principal underwriter, only, for Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Balanced VP, Inc. (formerly Aetna Investment Advisers Fund, Inc.), Aetna GET Fund, and Aetna Variable Portfolios, Inc. and as the principal underwriter and investment adviser for Portfolio Partners, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Additionally, Aetna acts as the principal underwriter and depositor for Variable Life Account B of Aetna, Variable Annuity Account C of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

     (b) See Item 25 regarding the Depositor.

     (c) Compensation as of December 31, 1998:    *

  (1)               (2)                (3)               (4)                  (5)
Name of        Net Underwriting    Compensation
Principal      Discounts and       on Redemption       Brokerage
Underwriter    Commissions         or Annuitization    Commissions         Compensation**
-----------    -----------         ----------------    -----------         --------------
Aetna Life Insurance                 $_________                              $_________
and Annuity Company

*    To be filed by amendment.

** Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account B.

Item 30.      Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

Item 31.      Management Services

       Not applicable

Item 32.      Undertakings

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (e) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of Aetna Life Insurance and Annuity Company, has caused this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-75996) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 5th day of February, 1999.

           VARIABLE ANNUITY ACCOUNT B OF AETNA LIFE INSURANCE AND ANNUITY
           COMPANY
          (Registrant)

           By: AETNA LIFE INSURANCE AND ANNUITY COMPANY
           (Depositor)

           By: Thomas J. McInerney*
               ----------------------
               Thomas J. McInerney
               President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 16 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                  Title                              Date

Thomas J. McInerney*       Director and President         )
-------------------------  (principal executive officer)  )
Thomas J. McInerney                                       )
                                                          )
Shaun P. Mathews*          Director                       ) February
-------------------------                                 )
Shaun P. Mathews                                          ) 5, 1999
                                                          )
Catherine H. Smith*        Director and                   )
-------------------------  Chief Financial Officer        )
Catherine H. Smith                                        )
                                                          )
Deborah Koltenuk*          Vice President, Treasurer      )
-------------------------  and Corporate Controller       )
Deborah Koltenuk                                          )

By: /s/ Julie E. Rockmore
        -----------------
        Julie E. Rockmore
       *Attorney-in-Fact

               VARIABLE ANNUITY ACCOUNT B
                      Exhibit Index

Exhibit No.             Exhibit                                                       Page
99-B.1      Resolution of the Board of Directors of Aetna Life Insurance and Annuity    *
            Company establishing Variable Annuity Account B

99-B.3.1    Broker-Dealer Agreement                                                     *

99-B.3.2    Alternative Form of Wholesaling Agreement and Related Selling Agreement     *

99-B.4.1    Variable Annuity Contract (G-CDA-HF)                                        *

99-B.4.2    Variable Annuity Certificate (GTCC-HF)                                      *

99-B.4.3    Variable Annuity Contract (IA-CDA-IA)                                       *

99-B.4.4    Variable Annuity Contract (G-CDA-HD)                                        *

99-B.4.5    Variable Annuity Contract Certificate (GTCC-HD) to Contract                 *
            G-CDA-HD

99-B.4.6    Variable Annuity Contracts (GID-CDA-HO), (GLID-CDA-HO) and (GSD-CDA-HO)     *

99-B.4.7    Variable Annuity Contract (I-CDA-HD)                                        *

99-B.4.8    Endorsement (EGET-IC(R)) to Contract G-CDA-HF                               *

99-B.4.9    Endorsements (EIGET-IC(R)), (EIGF-IC) and                                   *
            (EGF-IC(SPD)) to Contract IA-CDA-IA

99-B.4.10   Endorsement (EFUND97) to Contracts GID-CDA-HO,                              *
            GLID-CDA-HO and GSD-CDA-HO

99-B.4.11   Endorsement (E98-G-CDA-HF/HD) to Contracts G-CDA-HF and G-CDA-HD            *

99-B.4.12   Endorsement (E98-CDA-HO) to Contracts GLID-CDA-HO,                          *
            GID-CDA-HO and GSD-CDA-HO

*Incorporated by reference

Exhibit No.             Exhibit                                                       Page
99-B.4.13   Endorsement (E2ACB95) to Contract GLID-CDA-HO                               *

99-B.4.14   Endorsement (EGETE-IC(R)) to Contract GLID-CDA-HO                           *

99-B.5.1    Variable Annuity Contract Application (300-GTD-IA)                          *

99-B.5.2    Variable Annuity Contract Application (710.00.141)                          *

99-B.6.1    Certification of Incorporation of Aetna Life Insurance                      *
            and Annuity Company

99-B.6.2    Amendment of Certificate of Incorporation of Aetna Life                     *
            Insurance and Annuity Company

99-B.6.3    By-Laws as amended September 17, 1997 of Aetna Life                         *
            Insurance and Annuity Company

99-B.8.1    Fund Participation Agreement between Aetna Life Insurance and               *
            Annuity Company and AIM dated June 30, 1998

99-B.8.2    Service Agreement between Aetna Life Insurance and Annuity                  *
            Company and AIM effective June 30, 1998

99-B.8.3    Fund Participation Agreement by and among Aetna Life Insurance and          *
            Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund,
            Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on
            behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc.
            dated as of May 1, 1998

99-B.8.4    Amendment dated November 9, 1998 to Fund Participation Agreement by         *
            and among Aetna Life Insurance and Annuity Company and Aetna
            Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares,
            Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1,
            1998

*Incorporated by reference

Exhibit No.             Exhibit                                                       Page
99-B.8.5    Service Agreement between Aeltus Investment Management, Inc. and            *
            Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
            Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998

99-B.8.6    Amendment dated November 4, 1998 to Service Agreement between Aeltus        *
            Investment Management, Inc. and Aetna Life Insurance and Annuity
            Company in connection with the sale of shares of Aetna Variable
            Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
            Balanced VP, Inc., Aetna GET Fund on behalf of each of its series,
            Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998

99-B.8.7    Fund Participation Agreement among Calvert Responsibly Invested             *
            Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna
            Life Insurance and Annuity Company dated December 1, 1997

99-B.8.8    Service Agreement between Calvert Asset Management Company, Inc. and        *
            Aetna Life Insurance and Annuity Company Dated December 1, 1997

99-B.8.9    Fund Participation Agreement between Aetna Life Insurance and               *
            Annuity Company, * Variable Insurance Products Fund and Fidelity
            Distributors Corporation dated February 1, 1994 and amended on
            December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996
            and March 1, 1996

99-B.8.10   Fifth Amendment dated as of May 1, 1997 to the Fund Participation           *
            Agreement between Aetna Life Insurance and Annuity Company, Variable
            Insurance Products Fund and Fidelity Distributors Corporation dated
            February 1, 1994 and amended on December 15, 1994, February 1, 1995,
            May 1, 1995, January 1, 1996 and March 1, 1996

*Incorporated by reference

Exhibit No.             Exhibit                                                       Page
99-B.8.11   Sixth Amendment dated November 6, 1997 to the Fund Participation            *
            Agreement between Aetna Life Insurance and Annuity Company, Variable
            Insurance Products Fund and Fidelity Distributors Corporation dated
            February 1, 1994 and amended on December 15, 1994, February 1, 1995,
            May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997

99-B.8.12   Seventh Amendment dated as of May 1, 1998 to the Fund Participation         *
            Agreement between Aetna Life Insurance and Annuity Company, Variable
            Insurance Products Fund and Fidelity Distributors Corporation dated
            February 1, 1994 and amended on December 15, 1994, February 1, 1995,
            May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and
            November 6, 1997

99-B.8.13   Fund Participation Agreement between Aetna Life Insurance and               *
            Annuity Company, Variable Insurance Products Fund II and Fidelity
            Distributors Corporation dated February 1, 1994 and amended on
            December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996
            and March 1,1996

99-B.8.14   Fifth Amendment dated as of May 1, 1997 to the Fund Participation           *
            Agreement between Aetna Life Insurance and Annuity Company, Variable
            Insurance Products Fund II and Fidelity Distributors Corporation
            dated February 1, 1994 and amended on December 15, 1994, February 1,
            1995, May 1, 1995, January 1, 1996 and March 1, 1996

99-B.8.15   Sixth Amendment dated as of January 20, 1998 to the Fund                    *
            Participation Agreement between Aetna Life Insurance and Annuity
            Company, Variable Insurance Products Fund II and Fidelity
            Distributors Corporation dated February 1, 1994 and amended on
            December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996,
            March 1, 1996 and May 1, 1997

*Incorporated by reference

Exhibit No.             Exhibit                                                       Page

99-B.8.16   Seventh Amendment dated as of May 1, 1998 to the Fund Participation         *
            Agreement between Aetna Life Insurance and Annuity Company, Variable
            Insurance Products Fund II and Fidelity Distributors Corporation
            dated February 1, 1994 and amended on December 15, 1994, February 1,
            1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and
            January 20, 1998

99-B.8.17   Service Agreement between Aetna Life Insurance and Annuity Company          *
            and Fidelity Investments Institutional Operations Company dated as of November 1, 1995

99-B.8.18   Amendment dated January 1, 1997 to Service Agreement between Aetna          *
            Life Insurance and Annuity Company and Fidelity Investments
            Institutional Operations Company dated as of November 1, 1995

99-B.8.19   Service Contract between Fidelity Distributors Corporation and Aetna        *
            Life Insurance and Annuity Company dated May 2, 1997

99-B.8.20   Fund Participation Agreement among Janus Aspen Series and Aetna Life        *
            Insurance and Annuity Company and Janus Capital Corporation dated
            December 8, 1997

99-B.8.21   Amendment dated October 12, 1998 to Fund Participation Agreement            *
            among Janus Aspen Series and Aetna Life Insurance and Annuity
            Company and Janus Capital Corporation dated December 8, 1997

99-B.8.22   Service Agreement between Janus Capital Corporation and Aetna Life          *
            Insurance and Annuity Company dated December 8, 1997

99-B.8.23   Fund Participation Agreement between Aetna Life Insurance and               *
            Annuity Company and Lexington Management Corporation regarding
            Natural Resources Trust dated December 1, 1988 and amended on
            February 11, 1991

99-B.8.24   Fund Participation Agreement dated March 11, 1997 between Aetna Life        *
            Insurance and Annuity Company and Oppenheimer Variable Annuity
            Account Funds and Oppenheimer Funds, Inc.

*Incorporated by reference

Exhibit No.             Exhibit                                                       Page

99-B.8.25   Service Agreement effective as of March 11, 1997 between Oppenheimer        *
            Funds, Inc. and Aetna Life Insurance and Annuity Company

99-B.9      Opinion and Consent of Counsel                                             **

99-B.10     Consent of Independent Auditors                                            **

99-B.13     Schedule for Computation of Performance Data                                *

99-B.15.1   Powers of Attorney                                                          *

99-B.15.2   Authorization for Signatures                                                *

 * Incorporated by reference
** To be filed by amendment